UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1300 Merrill Lynch Drive, Pennington, NJ		08534
(Address of principal executive offices)		(Zip code)

Barry G. Skolnick 1300 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant’s telephone number, including area code:	609-274-5390

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments.

MLIG Variable Insurance Trust (the “Trust”)

Schedule of Investments as of September 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC.  The List is submitted for the general information of the shareholders of the Trust.  It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by a prospectus.  The List has been created from the books and records of the Trust.  The List is subject to change without notice.  The List is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

MLIG Variable

Insurance Trust

Quarterly Report

September 30, 2005

Roszel/Lord Abbett Large Cap Value Portfolio

Roszel/Levin Large Cap Value Portfolio

Roszel/MLIM Relative Value Portfolio

Roszel/Fayez Sarofim Large Cap Core Portfolio

Roszel/Alliance Large Cap Core Portfolio

Roszel/Loomis Sayles Large Cap Growth Portfolio

Roszel/Rittenhouse Large Cap Growth Portfolio

Roszel/Marsico Large Cap Growth Portfolio

Roszel/Kayne Anderson Rudnick Mid Cap Value Portfolio

Roszel/Franklin Mid Cap Growth Portfolio

Roszel/NWQ Small Cap Value Portfolio

Roszel/Delaware Small-Mid Cap Growth Portfolio

Roszel/Lazard International Portfolio

Roszel/William Blair International Portfolio

Roszel/Lord Abbett Government Securities Portfolio

Roszel/MLIM Fixed-Income Portfolio

Roszel/Lord Abbett Affiliated Portfolio

Roszel/Allianz CCM Capital Appreciation Portfolio

Roszel/Lord Abbett Mid Cap Value Portfolio

Roszel/Seligman Mid Cap Growth Portfolio

Roszel/Allianz NFJ Small Cap Value Portfolio

Roszel/JP Morgan Small Cap Growth Portfolio

Roszel/Delaware Trend Portfolio

Roszel/Lord Abbett Bond Debenture Portfolio

MLIG Variable Insurance Trust
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.0%
Consumer Discretionary — 6.2%
Household Durables — 0.5%
Newell Rubbermaid, Inc.	1,854	$41,993

Media — 5.0%
Comcast Corp. (Class A Non-Voting) *	5,250	151,095
Tribune Co.	3,430	116,243
Walt Disney Co.	8,287	199,965
		467,303
Textiles, Apparel & Luxury Goods — 0.7%
Nike, Inc. (Class B)	854	69,755
Total Consumer Discretionary		579,051

Consumer Staples — 15.5%
Beverages — 1.9%
PepsiCo, Inc.	3,166	179,544

Food & Staples Retailing — 4.7%
CVS Corp.	4,248	123,234
Kroger Co. (The) *	8,420	173,368
Wal-Mart Stores, Inc.	3,192	139,873
		436,475
Food Products — 4.6%
Campbell Soup Co.	3,921	116,650
H.J. Heinz Co.	2,718	99,316
Kraft Foods, Inc. (Class A)	6,853	209,633
		425,599
Household Products — 2.0%
Clorox Co.	1,699	94,362
Kimberly-Clark Corp.	1,590	94,653
		189,015
Personal Products — 2.3%
Gillette Co. (The)	3,595	209,229
Total Consumer Staples		1,439,862

Energy — 9.5%
Energy Equipment & Services — 3.6%
Baker Hughes, Inc.	2,175	129,804
Schlumberger Ltd.	2,415	203,778
		333,582
Oil & Gas — 5.9%
Exxon Mobil Corp.	8,603	546,634
Total Energy		880,216

Financials — 9.8%
Capital Markets — 2.2%
Bank of New York Co., Inc. (The)	4,543	133,609
Mellon Financial Corp.	2,144	68,544
		202,153
Commercial Banks — 1.4%
Bank of America Corp.	2,908	122,427
Wachovia Corp.	192	9,137
		131,564
Diversified Financial Services — 3.4%
Citigroup, Inc.	4,094	186,359
JPMorgan Chase & Co.	3,893	132,090
		318,449
Insurance — 2.8%
American International Group, Inc.	2,483	153,847
Hartford Financial Services Group, Inc.	1,321	101,941
		255,788
Total Financials		907,954

Health Care — 13.9%
Biotechnology — 0.2%
MedImmune, Inc. *	545	18,339

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	4,286	170,883

Health Care Providers & Services — 0.5%
CIGNA Corp.	409	48,205

Pharmaceuticals — 11.3%
GlaxoSmithKline plc, ADR	2,921	149,789
Merck & Co., Inc.	3,558	96,813
Novartis AG, ADR	4,237	216,087
Pfizer, Inc.	9,161	228,750
Schering-Plough Corp.	4,321	90,957
Wyeth	5,792	267,996
		1,050,392
Total Health Care		1,287,819

Industrials — 15.2%
Aerospace & Defense — 2.5%
General Dynamics Corp.	657	78,544
Honeywell International, Inc.	1,830	68,625
Raytheon Co.	2,338	88,891
		236,060
Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B)	1,351	93,395

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	4,032	115,356

Electrical Equipment — 1.4%
Emerson Electric Co.	1,798	129,096

Industrial Conglomerates — 2.5%
General Electric Co.	6,961	234,377

Machinery — 5.4%
Deere & Co.	3,525	215,730
Eaton Corp.	2,126	135,107
Parker Hannifin Corp.	2,345	150,807
		501,644
Road & Rail — 1.1%
Union Pacific Corp.	1,420	101,814
Total Industrials		1,411,742

Information Technology — 9.0%
Communications Equipment — 2.8%
Motorola, Inc.	11,831	261,347

Computers & Peripherals — 2.4%
EMC Corp.*	5,865	75,893
Hewlett-Packard Co.	5,181	151,285
		227,178
IT Services — 1.3%
Automatic Data Processing, Inc.	2,771	119,264

Office Electronics — 1.0%
Xerox Corp. *	6,710	91,591

Software — 1.5%
Microsoft Corp.	5,401	138,968
Total Information Technology		838,348

Materials — 12.0%
Chemicals — 6.5%
E.l. Du Pont de Nemours & Co.	3,068	120,174
Monsanto Co.	2,062	129,390
Potash Corp. of Saskatchewan, Inc.	1,582	147,632
Praxair, Inc.	4,205	201,546
		598,742
Metals & Mining — 3.5%
Alcoa, Inc.	2,778	67,839
Barrick Gold Corp.	3,535	102,692
Newmont Mining Corp.	3,267	154,104
		324,635
Paper & Forest Products — 2.0%
International Paper Co.	6,348	189,170
Total Materials		1,112,547

Telecommunication Services — 5.0%
Diversified Telecommunication Services — 5.0%
BellSouth Corp.	3,424	90,051
SBC Communications, Inc.	4,122	98,804
Sprint Corp.	3,793	90,198
Verizon Communications, Inc.	5,666	185,222
Total Telecommunication Services		464,275

Utilities — 0.9%
Electric Utilities — 0.9%
Progress Energy, Inc.	1,988	88,963

Total Common Stocks (Cost — $7,916,140)		9,010,777

	Principal Amount
Short-Term Securities — 1.6%
Repurchase Agreement ** — 1.6%
Nomura Securities International, Inc., 3.47%, dated 9/30/05, due 10/03/05, total to be received $152,125 (Cost — $152,081)	$152,081	152,081
Total Investments — 98.6%
(Cost — $8,068,221)		9,162,858
Other Assets Less Liabilities — 1.4%		129,738
Net Assets 100.0%		$9,292,596

*      Non-income producing security.

**   The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Levin Large Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 9.7%
Household Durables — 2.6%
Koninklijke Philips Electronics NV (NY Registered Shares)	2,912	$77,692

Media — 3.3%
News Corp. (Class A)	4,194	65,384
Time Warner, Inc.	960	17,386
Viacom, Inc. (Class B)	530	17,495
		100,265
Multiline Retail — 1.2%
Federated Department Stores, Inc.	520	34,773

Specialty Retail — 2.6%
Home Depot, Inc.	1,660	63,312
Ltd Brands	718	14,669
		77,981
Total Consumer Discretionary		290,711

Consumer Staples — 10.7%
Beverages — 3.3%
Diageo plc, ADR	1,080	62,651
PepsiCo, Inc.	660	37,428
		100,079
Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	980	42,944

Food Products — 0.7%
General Mills, Inc.	400	19,280

Household Products — 2.3%
Colgate-Palmolive Co.	690	36,425
Procter & Gamble Co.	530	31,514
		67,939
Personal Products — 0.9%
Avon Products, Inc.	1,000	27,000

Tobacco — 2.1%
Altria Group, Inc.	870	64,128
Total Consumer Staples		321,370

Energy — 14.4%
Energy Equipment & Services — 2.6%
Cooper Cameron Corp. *	100	7,393
FMC Technologies, Inc. *	270	11,370
Williams Cos., Inc.	2,359	59,093
		77,856
Oil & Gas — 11.8%
Apache Corp.	960	72,211
BP plc, ADR	1,140	80,769
Chevron Corp.	1,219	78,906
Exxon Mobil Corp.	1,938	123,140
		355,026
Total Energy		432,882

Financials — 20.9%
Capital Markets — 2.6%
Bank of New York Co., Inc. (The)	2,646	77,819

Commercial Banks — 10.7%
Bank of America Corp.	2,920	122,932
U.S. Bancorp	2,564	71,997
Wachovia Corp.	1,320	62,819
Wells Fargo & Co.	1,110	65,013
		322,761
Consumer Finance — 1.9%
American Express Co.	660	33,066
MBNA Corp.	1,020	25,133
		58,199

Diversified Financial Services — 4.0%
Citigroup, Inc.	2,601	118,397

Insurance — 0.5%
Allstate Corp. (The)	280	15,481

Thrifts & Mortgage Finance — 1.2%
Federal Home Loan Mortgage Corp.	640	36,134
Total Financials		628,791

Health Care — 6.7%
Health Care Providers & Services — 0.9%
Universal Health Services, Inc.	560	26,673

Pharmaceuticals — 5.8%
Johnson & Johnson	670	42,398
Pfizer, Inc.	3,170	79,155
Wyeth	1,160	53,673
		175,226
Total Health Care		201,899

Industrials — 18.2%
Aerospace & Defense — 8.2%
Honeywell International, Inc.	629	23,588
Lockheed Martin Corp.	1,010	61,650
Northrop Grumman Corp.	1,810	98,374
United Technologies Corp.	1,180	61,171
		244,783
Commercial Services & Supplies — 0.5%
Pitney Bowes, Inc.	360	15,026

Electrical Equipment — 1.3%
Agilent Technologies, Inc. *	1,210	39,628

Industrial Conglomerates — 8.2%
General Electric Co.	2,949	99,293
Textron, Inc.	1,024	73,441
Tyco International Ltd.	2,672	74,415
		247,149
Total Industrials		546,586

Information Technology — 7.3%
Communications Equipment — 1.0%
Cisco Systems, Inc. *	1,600	28,688

Computers & Peripherals — 1.8%
Hewlett-Packard Co.	604	17,637
International Business Machines Corp.	439	35,216
		52,853
IT Services — 2.1%
Accenture, Ltd. (Class A) *	2,517	64,083

Semiconductors & Semiconductor Equipment — 0.3%
Texas Instruments, Inc.	240	8,136

Software — 2.1%
Microsoft Corp.	2,510	64,582
Total Information Technology		218,342

Materials — 3.8%
Chemicals — 3.0%
Dow Chemical Co. (The)	1,390	57,921
E.l. Du Pont de Nemours & Co.	380	14,885
PPG Industries, Inc.	280	16,573
		89,379
Paper & Forest Products — 0.8%
Georgia-Pacific Corp.	740	25,205
Total Materials		114,584

Telecommunication Services — 2.5%
Diversified Telecommunication Services — 2.5%
SBC Communications, Inc.	1,530	36,674
Verizon Communications, Inc.	1,162	37,986
Total Telecommunication Services		74,660

Utilities — 5.2%
Electric Utilities — 5.2%
Entergy Corp.	980	72,833
Exelon Corp.	461	24,636
PG&E Corp.	1,500	58,875
Total Utilities		156,344

Total Common Stocks (Cost — $2,764,225)		2,986,169

	Principal Amount
Short-Term Securities — 20.8%
Repurchase Agreement ** — 20.8%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $626,607 (Cost — $626,426)	$626,426	626,426
Total Investments — 120.2%
(Cost — $3,390,651)		3,612,595
Other Liabilities in Excess of Assets — (20.2)%		(606,620)
Net Assets 100.0%		$3,005,975

*      Non-income producing security.

**   The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

NY Registered Shares- A foreign company’s shares that are registered through their home office in New York.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/MLIM Relative Value Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.6%
Consumer Discretionary — 5.8%
Media — 2.8%
Viacom, Inc. (Class B)	11,400	$376,314

Specialty Retail — 3.0%
Ltd Brands	19,800	404,514
Total Consumer Discretionary		780,828

Consumer Staples — 8.0%
Food Products — 5.4%
ConAgra Foods, Inc.	13,800	341,550
Sara Lee Corp.	20,200	382,790
		724,340
Household Products — 2.6%
Kimberly-Clark Corp.	5,800	345,274
Total Consumer Staples		1,069,614

Energy — 10.8%
Oil & Gas — 10.8%
Chevron Corp.	7,300	472,529
ConocoPhillips	7,000	489,370
Exxon Mobil Corp.	7,600	482,904
Total Energy		1,444,803

Financials — 28.7%
Capital Markets — 4.1%
Lehman Brothers Holdings, Inc.	4,700	547,456

Commercial Banks — 7.7%
Marshall & Ilsley Corp.	6,900	300,219
U.S. Bancorp	12,700	356,616
Wachovia Corp.	7,700	366,443
		1,023,278
Diversified Financial Services — 3.6%
Citigroup, Inc.	10,700	487,064

Insurance — 8.3%
Allstate Corp. (The)	5,500	304,095
American International Group, Inc.	7,500	464,700
Hartford Financial Services Group, Inc.	4,400	339,548
		1,108,343
Thrifts & Mortgage Finance — 5.0%
Federal National Mortgage Assn.	6,900	309,258
Washington Mutual, Inc.	9,230	362,000
		671,258
Total Financials		3,837,399

Health Care — 14.9%
Health Care Equipment & Supplies — 3.5%
Baxter International, Inc.	11,500	458,505

Pharmaceuticals — 11.4%
Abbott Laboratories	8,500	360,400
Bristol-Myers Squibb Co.	15,500	372,930
Merck & Co., Inc.	13,200	359,172
Wyeth	9,400	434,938
		1,527,440
Total Health Care		1,985,945

Industrials — 11.0%
Aerospace & Defense — 5.1%
Boeing Co. (The)	4,200	285,390
Honeywell International, Inc.	10,600	397,500
		682,890
Industrial Conglomerates — 3.1%
General Electric Co.	12,076	406,599

Machinery — 2.8%
Ingersoll-Rand Co. Ltd. (Class A)	9,900	378,477
Total Industrials		1,467,966

Information Technology — 13.3%
Communications Equipment — 2.0%
Cisco Systems, Inc. *	15,100	270,743

Computers & Peripherals — 8.0%
Hewlett-Packard Co.	20,200	589,840
International Business Machines Corp.	5,900	473,298
		1,063,138
Office Electronics — 3.3%
Xerox Corp. *	32,800	447,720
Total Information Technology		1,781,601

Materials — 2.6%
Metals & Mining — 2.6%
Alcoa, Inc.	14,400	351,648

Telecommunication Services — 2.5%
Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	10,200	333,438

Utilities — 2.0%
Electric Utilities — 2.0%
FPL Group, Inc.	5,576	265,418

Total Common Stocks (Cost — $11,500,717)		13,318,660

	Principal Amount
Short-Term Securities — 0.3%
Repurchase Agreement ** — 0.3%
Nomura Securities International, Inc., 3.47%, dated 9/30/05, due 10/03/05, total to be received $45,590 (Cost — $45,577)	$45,577	45,577
Total Investments — 99.9% (Cost — $11,546,294)		13,364,237
Other Assets Less Liabilities — 0.1%		11,726
Net Assets 100.0%		$13,375,963

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 9.1%
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	552	$18,487

Media — 5.1%
McGraw-Hill Cos., Inc. (The)	729	35,021
News Corp. (Class A)	1,651	25,739
Time Warner, Inc.	779	14,108
Viacom, Inc. (Class B)	340	11,223
		86,091
Multiline Retail — 1.4%
Target Corp.	480	24,926

Specialty Retail — 1.5%
Home Depot, Inc.	658	25,096
Total Consumer Discretionary		154,600

Consumer Staples — 25.9%
Beverages — 6.6%
Anheuser-Busch Cos., Inc.	344	14,806
Coca-Cola Co. (The)	1,183	51,094
PepsiCo, Inc.	805	45,651
		111,551
Food & Staples Retailing — 6.1%
Sysco Corp.	505	15,842
Wal-Mart Stores, Inc.	1,051	46,055
Walgreen Co.	745	32,370
Whole Foods Market, Inc.	70	9,411
		103,678
Food Products — 2.6%
Kraft Foods, Inc. (Class A)	554	16,947
Nestle SA, ADR (Registered)	367	26,864
		43,811
Household Products — 4.5%
Colgate-Palmolive Co.	364	19,216
Procter & Gamble Co.	957	56,903
		76,119
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The)	450	15,674

Tobacco — 5.2%
Altria Group, Inc.	1,213	89,410
Total Consumer Staples		440,243

Energy — 19.7%
Oil & Gas — 19.7%
Amerada Hess Corp.	65	8,938
BP plc, ADR	737	52,217
Chevron Corp.	904	58,516
ConocoPhillips	719	50,265
Exxon Mobil Corp.	1,472	93,531
Occidental Petroleum Corp.	215	18,367
Royal Dutch Shell plc, ADR (Class A)	335	21,989
Total SA, ADR	220	29,880
Total Energy		333,703

Financials — 16.2%
Capital Markets — 1.6%
Morgan Stanley	505	27,240

Commercial Banks — 3.5%
Bank of America Corp.	707	29,765
HSBC Holdings plc, ADR	375	30,461
		60,226
Consumer Finance — 2.1%
American Express Co.	626	35,957

Diversified Financial Services — 5.7%
Citigroup, Inc.	1,584	72,104
JPMorgan Chase & Co.	737	25,006
		97,110

Insurance — 2.3%
American International Group, Inc.	311	19,270
Marsh & McLennan Cos., Inc.	652	19,814
		39,084
Thrifts & Mortgage Finance — 1.0%
Federal Home Loan Mortgage Corp.	288	16,260
Total Financials		275,877

Health Care — 11.5%
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	300	16,860

Pharmaceuticals — 10.5%
Abbott Laboratories	583	24,719
Eli Lilly & Co.	663	35,484
Johnson & Johnson	803	50,814
Merck & Co., Inc.	558	15,183
Pfizer, Inc.	2,095	52,312
		178,512
Total Health Care		195,372

Industrials — 8.0%
Air Freight & Logistics — 1.4%
United Parcel Service, Inc. (Class B)	356	24,610

Electrical Equipment — 1.6%
Emerson Electric Co.	369	26,494

Industrial Conglomerates — 5.0%
General Electric Co.	2,532	85,253
Total Industrials		136,357

Information Technology — 6.1%
Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	1,920	47,328

Software — 3.3%
Microsoft Corp.	2,190	56,349
Total Information Technology		103,677

Materials — 1.0%
Chemicals — 1.0%
Praxair, Inc.	350	16,776

Total Common Stocks (Cost — $1,604,880)		1,656,605

	Principal Amount
Short-Term Securities — 2.9%
Repurchase Agreement * — 2.9%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $49,099 (Cost — $49,085)	$49,085	49,085
Total Investments — 100.4% (Cost — $1,653,965)		1,705,690
Other Liabilities in Excess of Assets — (0.4)%		(7,165)
Net Assets 100.0%		$1,698,525

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Alliance Large Cap Core Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 20.4%
Auto Components — 1.2%
Johnson Controls, Inc.	381	$23,641

Automobiles — 1.6%
Toyota Motor Corp., ADR	350	32,330

Commercial Services & Supplies — 2.0%
Apollo Group, Inc. (Class A) *	609	40,431

Hotels, Restaurants & Leisure — 2.3%
Wynn Resorts Ltd. *	1,042	47,046

Internet & Catalog Retail — 6.1%
Amazon.Com, Inc.*	1,404	63,601
eBay, Inc. *	1,483	61,100
		124,701
Media — 4.1%
Walt Disney Co.	1,120	27,026
XM Satellite Radio Holdings, Inc. (Class A) *	1,607	57,707
		84,733
Multiline Retail — 1.6%
Kohl’s Corp. *	675	33,872

Specialty Retail — 1.5%
Best Buy Co., Inc.	700	30,471
Total Consumer Discretionary		417,225

Consumer Staples — 5.1%
Food Products — 1.1%
Wm. Wrigley Jr. Co.	300	21,564

Household Products — 2.5%
Procter & Gamble Co.	873	51,908

Personal Products — 1.5%
Avon Products, Inc.	1,124	30,348
Total Consumer Staples		103,820

Energy — 2.5%
Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	489	29,183
Schlumberger Ltd.	263	22,192
Total Energy		51,375

Financials — 13.1%
Capital Markets — 5.4%
Charles Schwab Corp. (The)	2,603	37,561
Legg Mason, Inc.	300	32,907
Northern Trust Corp.	800	40,440
		110,908
Consumer Finance — 2.3%
American Express Co.	801	46,010

Diversified Financial Services — 4.3%
Ameritrade Holding Corp. *	2,552	54,817
Chicago Mercantile Exchange Holdings, Inc.	100	33,730
		88,547
Insurance — 1.1%
Aflac, Inc.	500	22,650
Total Financials		268,115

Health Care — 12.7%
Biotechnology — 8.5%
Applera Corp. — Applied Biosystems Group	2,722	63,260
Genentech, Inc. *	620	52,210
Gilead Sciences, Inc. *	1,212	59,097
		174,567

Pharmaceuticals — 4.2%
Forest Laboratories, Inc. *	1,159	45,166
Roche Holding AG, ADR	332	23,173
Teva Pharmaceutical Industries Ltd., ADR	504	16,844
		85,183
Total Health Care		259,750

Industrials — 6.5%
Aerospace & Defense — 0.9%
Boeing Co. (The)	289	19,638

Construction & Engineering — 1.3%
Fluor Corp.	404	26,009

Industrial Conglomerates — 4.3%
General Electric Co.	2,600	87,542
Total Industrials		133,189

Information Technology — 27.1%
Communications Equipment — 7.6%
Corning, Inc. *	1,455	28,125
Juniper Networks, Inc. *	2,223	52,885
QUALCOMM, Inc.	1,655	74,062
		155,072
Computers & Peripherals — 3.4%
Network Appliance, Inc. *	2,105	49,972
Sun Microsystems, Inc. *	4,890	19,169
		69,141
Internet Software & Services — 3.7%
Google, Inc. (Class A) *	70	22,152
Yahoo!, Inc. *	1,616	54,686
		76,838
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc. *	1,707	43,016
Broadcom Corp. (Class A) *	946	44,377
KLA-Tencor Corp.	1,229	59,926
Marvell Technology Group Ltd. *	742	34,214
		181,533
Software — 3.5%
Adobe Systems, Inc.	1,011	30,178
Autodesk, Inc.	400	18,576
SAP AG, ADR	557	24,135
		72,889
Total Information Technology		555,473

Materials — 2.0%
Chemicals — 2.0%
Monsanto Co.	635	39,846

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.9%
Sprint Corp.	800	19,024

Utilities — 8.6%
Electric Utilities — 6.3%
American Electric Power Co.	1,000	39,700
Exelon Corp.	604	32,278
FPL Group, Inc.	1,198	57,025
		129,003
Multi-Utilities & Unregulated Power — 2.3%
Duke Energy Corp.	1,614	47,080
Total Utilities		176,083

Total Common Stocks (Cost — $1,878,956)		2,023,900

	Principal Amount
Short-Term Securities — 2.1%
Repurchase Agreement ** — 2.1%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $43,479 (Cost — $43,466)	$43,466	43,466
Total Investments — 101.0% (Cost — $1,922,422)		2,067,366
Other Liabilities in Excess of Assets — (1.0)%		(19,803)
Net Assets 100.0%		$2,047,563

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Loomis Sayles Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.0%
Consumer Discretionary — 13.5%
Household Durables — 2.8%
Harman International Industries, Inc.	175	$17,897
KB HOME	250	18,300
		36,197
Internet & Catalog Retail — 1.8%
eBay, Inc. *	575	23,690

Media — 1.8%
Getty Images, Inc. *	278	23,919

Specialty Retail — 5.3%
Chico’s FAS, Inc. *	491	18,069
Lowe’s Cos., Inc.	525	33,810
Urban Outfitters, Inc. *	550	16,170
		68,049
Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc. *		23,896
Total Consumer Discretionary		175,751

Consumer Staples — 6.4%
Food & Staples Retailing — 2.8%
Whole Foods Market, Inc.	270	36,302

Household Products — 3.6%
Procter & Gamble Co.	790	46,973
Total Consumer Staples		83,275

Energy — 8.4%
Energy Equipment & Services — 1.8%
National Oilwell Varco, Inc. *	350	23,030

Oil & Gas — 6.6%
Apache Corp.	175	13,164
Burlington Resources, Inc.	200	16,264
Chesapeake Energy Corp.	600	22,950
EOG Resources, Inc.	228	17,077
XTO Energy, Inc.	369	16,723
		86,178
Total Energy		109,208

Financials — 20.9%
Capital Markets — 12.2%
Bear Stearns Cos, Inc. (The)	150	16,462
Franklin Resources, Inc.	400	33,584
Goldman Sachs Group, Inc.	125	15,198
Legg Mason, Inc.	435	47,715
Lehman Brothers Holdings, Inc.	218	25,393
T. Rowe Price Group, Inc.	305	19,916
		158,268
Diversified Financial Services — 5.4%
Ameritrade Holding Corp. *	800	17,184
Chicago Mercantile Exchange Holdings, Inc.	55	18,552
Moody’s Corp.	681	34,785
		70,521
Insurance — 3.3%
MetLife, Inc.	375	18,686
Prudential Financial, Inc.	351	23,714
		42,400
Total Financials		271,189

Health Care — 21.5%
Biotechnology — 4.6%
Amgen, Inc. *	400	31,868
Genentech, Inc. *	321	27,032
		58,900
Health Care Equipment & Supplies — 5.5%
Medtronic, Inc.	450	24,129
St. Jude Medical, Inc. *	579	27,097
Stryker Corp.	416	20,563
		71,789

Health Care Providers & Services — 11.4%
Aetna, Inc.	361	31,097
Caremark Rx, Inc. *	615	30,707
CIGNA Corp.	175	20,625
UnitedHealth Group, Inc.	477	26,807
WellPoint, Inc. *	513	38,896
		148,132
Total Health Care		278,821

Industrials — 2.1%
Industrial Conglomerates — 2.1%
General Electric Co.	799	26,902

Information Technology — 26.2%
Communications Equipment — 7.3%
Cisco Systems, Inc. *	647	11,601
Corning, Inc. *	980	18,943
Motorola, Inc.	1,375	30,374
QUALCOMM, Inc.	773	34,592
		95,510
Computers & Peripherals — 5.1%
Apple Computer, Inc. *	537	28,789
Dell, Inc. *	411	14,056
Hewlett-Packard Co.	800	23,360
		66,205
Internet Software & Services — 5.6%
Google, Inc. (Class A) *	168	53,165
Yahoo!, Inc. *	563	19,052
		72,217
IT Services — 1.0%
Cognizant Technology Solutions Corp., (Class A) *	284	13,231

Semiconductors & Semiconductor Equipment — 7.2%
Broadcom Corp. (Class A) *	503	23,596
Intel Corp.	1,557	38,380
Texas Instruments, Inc.	921	31,222
		93,198
Total Information Technology		340,361
Total Common Stocks (Cost — $1,149,646)		1,285,507

	Principal Amount
Short-Term Securities — 3.1%
Repurchase Agreement ** — 3.1%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/30/05, total to be received $39,983 (Cost — $39,971)	$39,971	39,971
Total Investments — 102.1% (Cost — $1,189,617)		1,325,478
Other Liabilities in Excess of Assets — (2.1)%		(27,421)
Net Assets 100.0%		$1,298,057

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Rittenhouse Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.2%
Consumer Discretionary — 14.3%
Automobiles — 1.3%
Harley-Davidson, Inc.	2,300	$111,412

Hotels, Restaurants & Leisure — 1.6%
Starbucks Corp. *	2,800	140,280

Media — 3.9%
Omnicom Group, Inc.	1,100	91,993
Walt Disney Co.	10,300	248,539
		340,532
Multiline Retail — 1.8%
Target Corp.	3,000	155,790

Specialty Retail — 5.7%
Bed Bath & Beyond, Inc. *	6,000	241,080
Lowe’s Cos., Inc.	4,100	264,040
		505,120
Total Consumer Discretionary		1,253,134

Consumer Staples — 15.3%
Beverages — 2.8%
PepsiCo, Inc.	4,300	243,853

Food & Staples Retailing — 6.1%
Sysco Corp.	7,100	222,727
Wal-Mart Stores, Inc.	7,000	306,740
		529,467
Household Products — 6.4%
Colgate-Palmolive Co.	3,900	205,881
Procter & Gamble Co.	6,000	356,760
		562,641
Total Consumer Staples		1,335,961

Energy — 1.5%
Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	2,200	131,296

Financials — 12.1%
Capital Markets — 2.7%
Bank of New York Co., Inc. (The)	4,400	129,404
Morgan Stanley	2,000	107,880
		237,284
Commercial Banks — 2.5%
Wells Fargo & Co.	3,700	216,709

Diversified Financial Services — 3.4%
Citigroup, Inc.	6,600	300,432

Insurance — 3.5%
American International Group, Inc.	5,000	309,800
Total Financials		1,064,225

Health Care — 19.4%
Biotechnology — 3.2%
Amgen, Inc. *	3,500	278,845

Health Care Equipment & Supplies — 6.8%
Medtronic, Inc.	5,600	300,272
Stryker Corp.	3,600	177,948
Zimmer Holdings, Inc. *	1,700	117,113
		595,333
Health Care Providers & Services — 3.5%
Medco Health Solutions, Inc.*	2,300	126,109
UnitedHealth Group, Inc.	3,200	179,840
		305,949
Pharmaceuticals — 5.9%
Eli Lilly & Co.	3,200	171,264
Johnson & Johnson	5,500	348,040
		519,304
Total Health Care		1,699,431

Industrials — 9.2%
Aerospace & Defense — 3.2%
Honeywell International, Inc.	4,700	176,250
United Technologies Corp.	2,000	103,680
		279,930
Electrical Equipment — 1.6%
Emerson Electric Co.	2,000	143,600

Industrial Conglomerates — 4.4%
General Electric Co.	11,400	383,838
Total Industrials		807,368

Information Technology — 23.4%
Communications Equipment — 5.9%
Cisco Systems, Inc. *	13,800	247,434
QUALCOMM, Inc.	6,000	268,500
		515,934
Computers & Peripherals — 3.4%
Dell, Inc. *	8,700	297,540

Semiconductors & Semiconductor Equipment — 6.2%
Intel Corp.	8,700	214,455
Linear Technology Corp.	3,800	142,842
Texas Instruments, Inc.	5,400	183,060
		540,357
Software — 7.9%
Microsoft Corp.	14,600	375,658
Oracle Corp. *	25,600	317,184
		692,842
Total Information Technology		2,046,673
Total Common Stocks (Cost — $7,713,642)		8,338,088

	Principal Amount
Short-Term Securities — 1.4%
Repurchase Agreement ** — 1.4%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $121,636 (Cost — $121,601)	$121,601	121,601
Total Investments — 96.6% (Cost — $7,835,243)		8,459,689
Other Assets Less Liabilities — 3.4%		293,416
Net Assets 100.0%		$8,753,105

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.4%
Consumer Discretionary — 14.1%
Hotels, Restaurants & Leisure — 3.4%
MGM MIRAGE *	2,097	$91,786
Starbucks Corp. *	912	45,691
Yum! Brands, Inc.	14	678
		138,155
Household Durables — 3.9%
KB Home	561	41,065
Lennar Corp. (Class A)	1,160	69,322
MDC Holdings, Inc.	561	44,257
		154,644
Multiline Retail — 2.6%
Target Corp.	2,032	105,522

Specialty Retail — 4.2%
Lowe’s Cos., Inc.	2,651	170,724
Total Consumer Discretionary		569,045

Consumer Staples — 8.1%
Beverages — 0.7%
PepsiCo, Inc.	510	28,922

Food & Staples Retailing — 3.6%
CVS Corp.	3,743	108,584
Walgreen Co.	797	34,630
		143,214
Household Products — 3.8%
Procter & Gamble Co.	2,596	154,358
Total Consumer Staples		326,494

Energy — 5.7%
Energy Equipment & Services — 1.6%
Halliburton Co.	931	63,792

Oil & Gas — 4.1%
Canadian Natural Resources Ltd.	927	41,891
Exxon Mobil Corp.	1,979	125,746
		167,637
Total Energy		231,429

Financials — 10.6%
Capital Markets — 2.7%
Goldman Sachs Group, Inc.	360	43,769
Lehman Brothers Holdings, Inc.	556	64,763
		108,532
Consumer Finance — 2.4%
SLM Corp.	1,815	97,357

Diversified Financial Services — 2.4%
Chicago Mercantile Exchange Holdings, Inc.	290	97,817

Insurance — 0.8%
Progressive Corp. (The)	287	30,069

Thrifts & Mortgage Finance — 2.3%
Countrywide Financial Corp.	2,772	91,420
Total Financials		425,195

Health Care — 26.3%
Biotechnology — 11.5%
Amgen, Inc. *	1,519	121,019
Genentech, Inc. *	3,582	301,640
Genzyme Corp. *	556	39,832
		462,491
Health Care Equipment & Supplies — 4.3%
Medtronic, Inc.	1,415	75,872
Zimmer Holdings, Inc. *	1,440	99,202
		175,074

Health Care Providers & Services — 7.8%
UnitedHealth Group, Inc.	5,606	315,057

Pharmaceuticals — 2.7%
Amylin Pharmaceuticals, Inc. *	733	25,501
Johnson & Johnson	1,327	83,973
		109,474
Total Health Care		1,062,096

Industrials — 21.0%
Aerospace & Defense — 3.5%
General Dynamics Corp.	758	90,619
Lockheed Martin Corp.	850	51,884
		142,503
Air Freight & Logistics — 3.4%
FedEx Corp.	1,569	136,707

Industrial Conglomerates — 3.0%
General Electric Co.	3,549	119,495

Machinery — 5.6%
Caterpillar, Inc.	3,878	227,832

Road & Rail — 5.5%
Burlington Northern Santa Fe Corp.	2,284	136,583
Union Pacific Corp.	1,187	85,108
		221,691
Total Industrials		848,228

Information Technology — 10.0%
Communications Equipment — 7.3%
Motorola, Inc.	5,810	128,343
QUALCOMM, Inc.	3,712	166,112
		294,455
Computers & Peripherals — 0.7%
Apple Computer, Inc. *	514	27,555

Internet Software & Services — 2.0%
Google, Inc. (Class A) *	250	79,115
Total Information Technology		401,125

Materials — 0.4%
Metals & Mining — 0.4%
Peabody Energy Corp.	208	17,545

Utilities — 4.2%
Electric Utilities — 4.2%
TXU Corp.	1,499	169,207

Total Common Stocks (Cost — $3,794,654)		4,050,364

	Principal Amount
Short-Term Securities — 9.4%
Repurchase Agreement ** — 9.4%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $377,727 (Cost — $377,618)	$377,618	377,618
Total Investments — 109.8% (Cost — $4,172,272)		4,427,982
Other Liabilities in Excess of Assets — (9.8)%		(394,247)
Net Assets 100.0%		$4,033,735

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Kayne Anderson Rudnick Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 6.4%
Leisure Equipment & Products — 4.4%
Polaris Industries, Inc.	2,855	$141,465

Media — 2.0%
Wiley John & Sons, Inc. (Class A)	1,520	63,445
Total Consumer Discretionary		204,910

Consumer Staples — 5.9%
Food Products — 1.2%
Lancaster Colony Corp.	875	37,625

Personal Products — 4.7%
Alberto-Culver Co.	3,410	152,598
Total Consumer Staples		190,223

Financials — 35.9%
Capital Markets — 11.0%
Allied Capital Corp.	4,210	120,532
Eaton Vance Corp.	5,630	139,737
W. P. Stewart & Co., Ltd.	4,150	92,628
		352,897
Commercial Banks — 4.4%
Cathay General Bancorp	2,900	102,834
Sterling Bancorp	1,760	39,617
		142,451
Insurance — 12.3%
Arthur J. Gallagher & Co.	4,630	133,390
Cincinnati Financial Corp.	2,280	95,509
Reinsurance Group of America	3,700	165,390
		394,289
Real Estate — 5.5%
Realty Income Corp.	7,470	178,608

Thrifts & Mortgage Finance — 2.7%
Washington Federal, Inc.	3,910	88,210
Total Financials		1,156,455

Health Care — 1.9%
Health Care Equipment & Supplies — 1.9%
Arrow International, Inc.	2,200	62,040

Industrials — 13.9%
Commercial Services & Supplies — 5.4%
Equifax, Inc.	3,030	105,868
Jackson Hewitt Tax Service, Inc.	2,750	65,753
		171,621
Industrial Conglomerates — 4.2%
Teleflex, Inc.	1,910	134,655

Machinery — 4.3%
Graco, Inc.	4,065	139,348
Total Industrials		445,624

Information Technology — 8.1%
IT Services — 3.5%
Certegy, Inc.	2,800	112,056

Software — 4.6%
Reynolds & Reynolds Co. (The) (Class A)	5,400	148,014
Total Information Technology		260,070

Materials — 17.5%
Chemicals — 13.7%
International Flavors & Fragrances, Inc.	3,960	141,134
RPM International, Inc.	8,315	152,996
Valspar Corp.	6,480	144,893
		439,023

Containers & Packaging — 3.8%
Bemis Co.	5,000	123,500
Total Materials		562,523

Utilities — 9.6%
Multi-Utilities — 9.6%
Equitable Resources, Inc.	4,050	158,193
Questar Corp.	1,710	150,685
Total Utilities		308,878

Total Common Stocks (Cost — $3,042,098)		3,190,723

	Principal Amount
Short-Term Securities — 0.9%
Repurchase Agreement * — 0.9%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $30,489 (Cost — $30,480)	$30,480	30,480
Total Investments — 100.1% (Cost — $3,072,578)		3,221,203
Other Liabilities in Excess of Assets — (0.1)%		(3,360)
Net Assets 100.0%		$3,217,843

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Franklin Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.3%
Consumer Discretionary — 19.6%
Auto Components — 3.1%
BorgWarner, Inc.	510	$28,795
Gentex Corp.	3,340	58,116
		86,911
Commercial Services & Supplies — 1.5%
Corporate Executive Board Co.	210	16,376
Laureate Education, Inc. *	510	24,975
		41,351
Hotels, Restaurants & Leisure — 2.5%
Hilton Hotels Corp.	1,890	42,185
Station Casinos, Inc.	430	28,535
		70,720
Household Durables — 3.6%
Harman International Industries, Inc.	340	34,772
Hovnanian Enterprises, Inc., (Class A) *	370	18,944
NVR, Inc. *	30	26,548
Ryland Group , Inc.	290	19,842
		100,106
Media — 5.0%
Dex Media, Inc.	1,270	35,293
Getty Images, Inc. *	570	49,043
Pixar *	490	21,810
XM Satellite Radio Holdings, Inc. (Class A) *	990	35,551
		141,697
Multiline Retail — 1.5%
Dollar General Corp.	2,280	41,815

Specialty Retail — 2.4%
Advance Auto Parts *	705	27,269
Chico’s FAS, Inc. *	720	26,496
Urban Outfitters, Inc. *	500	14,700
		68,465
Total Consumer Discretionary		551,065

Consumer Staples — 3.8%
Food & Staples Retailing — 0.6%
Whole Foods Market, Inc.	130	17,479

Food Products — 2.2%
Bunge Ltd.	750	39,465
Dean Foods Co. *	580	22,539
		62,004
Personal Products — 1.0%
Alberto-Culver Co.	650	29,087
Total Consumer Staples		108,570

Energy — 9.2%
Energy Equipment & Services — 3.7%
GlobalSantaFe Corp.	810	36,952
National Oilwell Varco, Inc. *	1,030	67,774
		104,726
Oil & Gas — 5.5%
Chesapeake Energy Corp.	2,570	98,303
Newfield Exploration Co. *	1,140	55,974
		154,277
Total Energy		259,003

Financials — 8.9%
Capital Markets — 1.7%
BlackRock, Inc. (Class A)	180	15,952
E*Trade Financial Corp. *	1,880	33,088
		49,040
Commercial Banks — 1.8%
Cullen/Frost Bankers, Inc.	320	15,789
UCBH Holdings, Inc.	880	16,121
Westcorp	300	17,670
		49,580

Diversified Financial Services — 2.9%
Calamos Asset Management, Inc. (Class A)	540	13,327
CapitalSource, Inc. *	1,970	42,946
Chicago Mercantile Exchange Holdings, Inc.	80	26,984
		83,257
Insurance — 1.1%
Brown & Brown, Inc.	340	16,895
Montpelier Re Holdings Ltd.	530	13,170
		30,065
Thrifts & Mortgage Finance — 1.4%
Doral Financial Corp.	2,930	38,295
Total Financials		250,237

Health Care — 20.0%
Biotechnology — 2.2%
Charles River Laboratories International, Inc.*	460	20,065
Invitrogen Corp. *	560	42,129
		62,194
Health Care Equipment & Supplies — 9.7%
Biomet, Inc.	400	13,884
CR Bard, Inc.	580	38,297
Fisher Scientific International, Inc. *	460	28,543
INAMED Corp. *	680	51,463
Kinetic Concepts, Inc. *	350	19,880
Thermo Electron Corp. *	1,090	33,681
Varian Medical Systems, Inc. *	750	29,633
Waters Corp. *	1,390	57,824
		273,205
Health Care Providers & Services — 6.9%
Community Health Systems, Inc. *	1,500	58,215
Coventry Health Care, Inc. *	620	53,333
Express Scripts, Inc. *	490	30,478
LifePoint Hospitals, Inc. *	300	13,119
Lincare Holdings, Inc. *	640	26,272
Pharmaceutical Product Development, Inc. *	240	13,802
		195,219
Pharmaceuticals — 1.2%
Sepracor, Inc. *	570	33,624
Total Health Care		564,242

Industrials — 10.2%
Aerospace & Defense — 4.5%
Empresa Brasileira de Aeronautica SA, ADR	1,100	42,460
L-3 Communications Holdings, Inc.	520	41,116
Rockwell Collins, Inc.	870	42,039
		125,615
Air Freight & Logistics — 2.2%
Expeditors International of Washington, Inc.	560	31,797
J.B. Hunt Transport Services, Inc.	1,600	30,416
		62,213
Commercial Services & Supplies — 1.0%
Robert Half International, Inc.	790	28,116

Machinery — 2.5%
Oshkosh Truck Corp.	610	26,327
Pall Corp.	1,070	29,425
Terex Corp. *	300	14,829
		70,581
Total Industrials		286,525

Information Technology — 19.7%
Communications Equipment — 0.6%
Harris Corp.	400	16,720

Computers & Peripherals — 1.4%
Logitech International SA, ADR *	200	8,150
Network Appliance, Inc. *	1,300	30,862
		39,012
Electronic Equipment & Instruments — 2.5%
Tektronix, Inc.	1,880	47,433
Trimble Navigation Ltd. *	690	23,246
		70,679
Internet Software & Services — 0.8%
VeriSign, Inc. *	1,040	22,225

IT Services — 4.2%
Alliance Data Systems Corp. *	1,000	39,150
Cognizant Technology Solutions Corp., (Class A) *	810	37,738
Global Payments, Inc.	520	40,414
		117,302
Semiconductors & Semiconductor Equipment — 3.9%
Altera Corp. *	1,320	25,225
Lam Research Corp. *	910	27,728
Microchip Technology, Inc.	1,920	57,830
		110,783
Software — 6.3%
Activision, Inc. *	600	12,270
Amdocs Ltd. *	1,300	36,049
Autodesk, Inc.	670	31,115
Hyperion Solutions Corp. *	670	32,595
Mercury Interactive Corp. *	780	30,888
NAVTEQ Corp. *	720	35,964
		178,881
Total Information Technology		555,602

Materials — 3.9%
Chemicals — 2.6%
Ashland, Inc.	420	23,201
Cabot Corp.	650	21,457
Lyondell Chemical Co.	1,020	29,192
		73,850
Metals & Mining — 1.3%
Peabody Energy Corp.	430	36,270
Total Materials		110,120

Telecommunication Services — 1.0%
Wireless Telecommunication Services — 1.0%
NII Holdings, Inc. *	340	28,713

Total Common Stocks (Cost — $2,364,650)		2,714,077

	Principal Amount
Short-Term Securities — 4.2%
Repurchase Agreement ** — 4.2%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $116,945 (Cost — $116,911)	$116,911	116,911
Total Investments — 100.5% (Cost — $2,481,561)		2,830,988
Other Liabilities in Excess of Assets — (0.5)%		(13,146)
Net Assets 100.0%		$2,817,842

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.0%
Consumer Discretionary — 6.6%
Specialty Retail — 3.0%
Gymboree Corp.*	13,300	$181,412

Textiles, Apparel & Luxury Goods — 3.6%
Fossil, Inc. *	8,400	152,796
Quaker Fabric Corp. *	21,100	58,447
		211,243
Total Consumer Discretionary		392,655

Consumer Staples — 8.7%
Food & Staples Retailing — 3.1%
Casey’s General Stores, Inc.	8,000	185,600

Food Products — 5.6%
Del Monte Foods Co. *	16,000	171,680
Premium Standard Farms, Inc.	10,900	161,538
		333,218
Total Consumer Staples		518,818

Energy — 15.3%
Energy Equipment & Services — 3.2%
Stolt Offshore SA, ADR *	16,577	191,962

Oil & Gas — 12.1%
Denbury Resources, Inc. *	4,700	237,068
Range Resources Corp.	6,300	243,243
Southwestern Energy Co. *	3,200	234,880
		715,191
Total Energy		907,153

Financials — 11.7%
Commercial Banks — 1.3%
Bancorp, Inc.*	4,750	75,952

Insurance — 1.4%
PMA Capital Corp. (Class A) *	9,100	79,898

Real Estate — 6.8%
Anthracite Capital, Inc.	6,900	79,902
HomeBanc Corp.	11,900	91,868
New York Mortgage Trust, Inc.	10,500	78,435
RAIT Investment Trust	1,970	56,145
Saxon Capital, Inc.	2,300	27,255
Sunset Financial Resources, Inc.	8,700	70,035
		403,640
Thrifts & Mortgage Finance — 2.2%
Franklin Bank Corp.*	4,500	72,675
IndyMac Bancorp, Inc.	1,500	59,370
		132,045
Total Financials		691,535

Industrials — 20.8%
Auto Components — 2.2%
Commercial Vehicle Group, Inc. *	6,300	131,922

Building Products — 4.0%
Griffon Corp. *	9,600	236,160

Commercial Services & Supplies — 1.2%
Ritchie Bros. Auctioneers, Inc.	1,600	70,384

Electrical Equipment — 3.1%
General Cable Corp. *	10,800	181,440

Machinery — 7.8%
Kennametal, Inc.	3,400	166,736
Lincoln Electric Holdings, Inc.	2,500	98,500
Sauer-Danfoss, Inc.	10,000	200,000
		465,236

Road & Rail — 2.5%
Marten Transport Ltd. *	5,800	146,740
Total Industrials		1,231,882

Information Technology — 10.0%
Computers & Peripherals — 3.3%
Quantum Corp. *	62,800	194,052

Electronic Equipment & Instruments — 3.9%
Excel Technology, Inc. *	5,200	133,588
Keithley Instruments, Inc.	6,500	94,900
		228,488
Semiconductors & Semiconductor Equipment — 2.8%
Mattson Technology, Inc. *	22,500	168,975
Total Information Technology		591,515

Materials — 24.9%
Chemicals — 1.5%
Agrium, Inc.	4,100	90,077

Containers & Packaging — 0.7%
Smurfit-Stone Container Corp. *	4,070	42,165

Distributors — 1.8%
Earl M. Jorgensen Co. *	11,400	108,642

Metals & Mining — 9.4%
Aleris International, Inc. *	6,500	178,425
Century Aluminum Co. *	4,500	101,160
Gibraltar Industries, Inc.	9,700	221,839
RBC Bearings, Inc. *	3,500	55,825
		557,249
Paper & Forest Products — 11.5%
Bowater, Inc.	5,300	149,831
Buckeye Technologies, Inc. *	10,300	83,636
Glatfelter	6,500	91,585
Sappi Ltd., ADR	15,900	187,461
Wausau Paper Corp.	13,334	166,809
		679,322
Total Materials		1,477,455
Total Common Stocks (Cost — $4,666,774)		5,811,013

	Principal Amount
Short-Term Securities — 4.2%
Repurchase Agreement ** — 4.2%
Nomura Securities International, Inc., 3.47%, dated 9/30/05, due 10/03/05, total to be received $248,214 (Cost — $248,142)	$248,142	248,142
Total Investments — 102.2% (Cost — $4,914,916)		6,059,155
Other Liabilities in Excess of Assets — (2.2)%		(132,210)
Net Assets 100.0%		$5,926,945

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.6%
Consumer Discretionary — 21.1%
Auto Components — 0.5%
Gentex Corp.	1,100	$19,140

Automobiles — 1.3%
Winnebago Industries, Inc.	1,500	43,455

Hotels, Restaurants & Leisure — 6.7%
Cheesecake Factory, Inc. (The) *	2,450	76,538
Four Seasons Hotels, Inc.	400	22,960
Kerzner International Ltd. *	700	38,885
P.F. Chang’s China Bistro, Inc. *	700	31,381
Wynn Resorts Ltd. *	1,300	58,695
		228,459
Media — 3.3%
Getty Images, Inc. *	1,300	111,852

Specialty Retail — 3.0%
MSC Industrial Direct Co., Inc. (Class A)	1,600	53,072
PETsMART, Inc.	2,300	50,094
		103,166
Textiles, Apparel & Luxury Goods — 6.3%
Carter’s, Inc. *	1,500	85,200
Coach, Inc. *	4,100	128,576
		213,776
Total Consumer Discretionary		719,848

Consumer Staples — 0.6%
Food Products — 0.6%
Green Mountain Coffee Roasters, Inc. *	600	20,868

Energy — 1.1%
Energy Equipment & Services — 1.1%
CARBO Ceramics, Inc.	150	9,898
Hydril *	400	27,456
Total Energy		37,354

Financials — 8.7%
Capital Markets — 1.0%
Waddell & Reed Financial, Inc.	1,800	34,848

Commercial Banks — 1.1%
City National Corp.	500	35,045

Insurance — 3.6%
Allmerica Financial Corp. *	400	16,456
HCC Insurance Holdings, Inc.	600	17,118
IPC Holdings Ltd.	800	26,120
PartnerRe Ltd.	1,000	64,050
		123,744
Thrifts & Mortgage Finance — 3.0%
Downey Financial Corp.	300	18,270
NewAlliance Bancshares, Inc.	1,300	19,032
Sovereign Bancorp, Inc.	1,100	24,244
Webster Financial Corp.	900	40,464
		102,010
Total Financials		295,647

Health Care — 24.2%
Biotechnology — 9.7%
Exelixis, Inc. *	4,000	30,680
Neurocrine Biosciences, Inc. *	900	44,271
Protein Design Labs, Inc. *	3,100	86,800
Rigel Pharmaceuticals, Inc. *	800	19,016
Telik, Inc. *	3,600	58,896
United Therapeutics Corp. *	1,300	90,740
		330,403

Health Care Equipment & Supplies — 5.8%
Align Technology, Inc. *	800	5,376
Animas Corp. *	1,500	23,550
Fisher Scientific International, Inc. *	1,000	62,050
Mentor Corp.	600	33,006
Nektar Therapeutics, Inc. *	4,500	76,275
		200,257
Health Care Providers & Services — 2.5%
Advisory Board Co. (The) *	1,300	67,652
Andrx Corp. *	1,200	18,516
		86,168
Pharmaceuticals — 6.2%
Amylin Pharmaceuticals, Inc. *	2,300	80,017
Endo Pharmaceuticals Holdings, Inc.*	1,300	34,671
Medicis Pharmaceutical Corp. (Class A)	1,600	52,096
MGI Pharma, Inc. *	1,900	44,289
		211,073
Total Health Care		827,901

Industrials — 12.2%
Air Freight & Logistics — 3.4%
J.B. Hunt Transport Services, Inc.	2,500	47,525
UTI Worldwide, Inc.	900	69,930
		117,455
Commercial Services & Supplies — 7.6%
Educate, Inc. *	2,700	40,500
Monster Worldwide, Inc. *	2,800	85,988
Resources Connection, Inc. *	2,900	85,927
West Corp. *	1,300	48,607
		261,022
Machinery — 1.2%
Bucyrus International, Inc.	800	39,304
Total Industrials		417,781

Information Technology — 29.2%
Communications Equipment — 4.3%
Foundry Networks, Inc. *	2,900	36,830
Polycom, Inc. *	3,000	48,510
Tekelec *	2,900	60,755
		146,095
Computers & Peripherals — 0.5%
Palm, Inc. *	600	16,998

Electronic Equipment & Instruments — 3.7%
Mettler Toledo International, Inc. *	1,100	56,078
Paxar Corp. *	2,200	37,070
Vishay Intertechnology, Inc.*	2,800	33,460
		126,608
Internet Software & Services — 4.2%
Akamai Technologies, Inc. *	2,700	43,065
Avocent Corp. *	1,100	34,804
F5 Networks, Inc. *	800	34,776
Opsware, Inc. *	6,300	32,697
		145,342

Semiconductors & Semiconductor Equipment — 5.9%
Cymer, Inc. *	1,700	53,244
Fairchild Semiconductor International, Inc. *	2,100	31,206
Integrated Device Technology, Inc. *	2,340	25,132
Micrel, Inc. *	2,900	32,567
Power Integrations, Inc. *	1,600	34,800
Silicon Image, Inc. *	2,700	24,003
		200,952
Software — 10.6%
American Reprographics Co. *	2,100	35,910
Hyperion Solutions Corp. *	1,200	58,380
Jack Henry & Associates, Inc.	2,200	42,680
NAVTEQ Corp. *	1,000	49,950
RSA Security, Inc. *	2,700	34,317
Salesforce.com, Inc. *	2,200	50,864
Websense, Inc. *	1,200	61,452
Wind River Systems, Inc. *	2,200	28,446
		361,999
Total Information Technology		997,994

Materials — 0.5%
Construction Materials — 0.5%
AMCOL International Corp.	900	17,163

Total Common Stocks (Cost — $2,774,118)		3,334,556

	Principal Amount
Short-Term Securities — 3.1%
Repurchase Agreement ** — 3.1%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $106,919 (Cost — $106,888)	$106,888	106,888
Total Investments — 100.7% (Cost — $2,881,006)		3,441,444
Other Liabilities in Excess of Assets — (0.7)%		(22,673)
Net Assets 100.0%		$3,418,771

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lazard International Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.9%
Denmark — 1.9%
Danske Bank AS, ADR	3,000	$91,800

Finland — 4.1%
Nokia OYJ, ADR	11,800	199,538

France — 12.7%
AXA SA, ADR	3,750	103,238
Sanofi-Aventis, ADR	2,400	99,720
Societe Generale, ADR	6,800	156,060
Total SA, ADR	1,200	162,984
Vivendi Universal SA, ADR	3,000	98,190
		620,192
Germany — 4.9%
Schering AG, ADR	1,450	91,930
Siemens AG, ADR	1,900	146,927
		238,857
Ireland — 2.0%
Allied Irish Banks plc, ADR	2,300	98,210

Italy — 5.5%
Eni S.p.A., ADR	1,100	162,910
Sanpaolo IMI S.p.A., ADR	3,300	102,663
		265,573
Japan — 9.9%
Canon, Inc., ADR	2,650	143,789
Hoya Corp., ADR *	415	55,216
Kao Corp., ADR	550	135,438
Nomura Holdings, Inc., ADR	9,500	147,630
		482,073
Netherlands — 6.0%
Heineken NV, ADR	4,400	141,240
Royal Dutch Shell plc, ADR (Class A)	2,300	150,972
		292,212
Switzerland — 16.3%
Compagnie Financiere Richemont AG, ADR	2,900	115,280
Credit Suisse Group, ADR	3,200	142,336
Nestle SA, ADR (Registered)	2,150	157,380
Novartis AG, ADR	1,900	96,900
Swiss Reinsurance Co., ADR	1,350	88,695
UBS AG (Registered)	2,250	192,375
		792,966
United Kingdom — 33.6%
Barclays plc, ADR	4,300	175,354
BP plc, ADR	2,350	166,497
Cadbury Schweppes plc, ADR	4,700	191,431
Diageo plc, ADR	2,300	133,423
GlaxoSmithKline plc, ADR	3,950	202,556
HSBC Holdings plc, ADR	2,350	190,890
Imperial Tobacco Group plc, ADR	1,850	107,578
Tesco plc, ADR	5,200	85,800
Unilever plc, ADR	4,700	198,434
Vodafone Group plc, ADR	7,000	181,790
		1,633,753
Total Common Stocks (Cost — $3,789,713)		4,715,174

	Principal Amount
Short-Term Securities — 4.2%
Repurchase Agreement ** — 4.2%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $202,755 (Cost — $202,696)	$202,696	202,696
Total Investments — 101.1% (Cost — $3,992,409)		4,917,870
Other Liabilities in Excess of Assets — (1.1)%		(51,268)
Net Assets — 100.0%		$4,866,602

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/William Blair International Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 94.3%
Australia — 2.8%
BHP Billiton Ltd., ADR	2,690	$91,944

Brazil — 6.1%
Banco Itau Holding Financeira SA, ADR	350	41,531
Gol — Linhas Aereas Inteligentes SA, ADR	890	28,881
Petroleo Brasileiro SA, ADR	1,760	125,822
		196,234
Canada — 7.9%
Canadian National Railway Co.	960	68,151
Gildan Activewear, Inc. *	1,480	56,580
Manulife Financial Corp.	630	33,592
Research In Motion Ltd. *	660	45,144
Ritchie Bros. Auctioneers, Inc.	1,190	52,348
		255,815
Chile — 1.9%
Banco Santander Chile SA, ADR	850	37,289
Lan Airlines SA, ADR	820	25,453
		62,742
France — 10.7%
BNP Paribas, ADR	2,830	107,964
Sanofi-Aventis, ADR	2,650	110,107
Technip SA, ADR	1,130	67,179
Vivendi Universal SA, ADR	1,830	59,896
		345,146
Germany — 6.1%
E.ON AG, ADR	3,400	104,550
SAP AG, ADR	2,140	92,726
		197,276
Greece — 2.8%
National Bank of Greece SA, ADR	11,600	92,104

Hong Kong — 2.0%
Techtronic Industries Co., Ltd., ADR	5,140	65,760

India — 3.6%
HDFC Bank Ltd., ADR	1,070	54,784
Infosys Technologies Ltd., ADR	820	60,910
		115,694
Ireland — 4.6%
Allied Irish Banks plc, ADR	1,770	75,579
Ryanair Holdings plc, ADR *	1,610	73,303
		148,882
Italy — 1.5%
Luxottica Group S.p.A., ADR	2,000	49,820

Japan — 16.0%
Mitsubishi Tokyo Financial Group, Inc., ADR *	10,390	135,382
Nidec Corp., ADR	1,490	45,445
ORIX Corp., ADR	1,260	114,143
Sharp Corp., ADR	6,590	94,896
Toyota Motor Corp., ADR	1,380	127,471
		517,337
Mexico — 5.2%
America Movil SA de CV, ADR	1,690	44,481
Desarrolladora Homex SA de CV, ADR*	1,570	48,215
Grupo Aeroportuario del Sureste SA de CV, ADR	900	35,910
Wal-Mart de Mexico SA de CV, ADR	810	40,864
		169,470
Netherlands — 1.6%
Qiagen N.V.*	4,090	53,334

Norway — 2.5%
Statoil ASA, ADR	3,260	80,489

South Africa — 2.5%
Sasol Ltd., ADR	2,080	80,475

South Korea — 0.9%
LG.Philips LCD Co., Ltd., ADR *	1,350	27,756

Sweden — 1.9%
Volvo AB, ADR	1,390	60,664

Switzerland — 6.6%
Roche Holding AG, ADR	1,580	110,284
UBS AG (Registered)	1,220	104,310
		214,594
United Kingdom — 7.1%
ARM Holdings plc, ADR	4,610	28,905
BG Group plc, ADR	2,470	117,794
Cadbury Schweppes plc, ADR	30	1,222
Tesco plc, ADR	4,990	82,335
		230,256
Total Common Stocks (Cost—$2,544,840)		3,055,792

	Principal Amount
Short-Term Securities — 7.1%
Repurchase Agreement** — 7.1%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $230,864 (Cost — $230,797)	$230,797	230,797
Total Investments — 101.4% (Cost — $2,775,637)		3,286,589
Other Liabilities in Excess of Assets — (1.4)%		(44,660)
Net Assets — 100.0%		$3,241,929

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lord Abbett Government Securities Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
U.S. Government Securities — 114.6%
U.S. Government Agencies — Collateralized Mortgage Obligation — 4.9%
Federal Home Loan Mortgage Corp.
7.50% due 06/15/06	AAA	$55,191	$55,125
4.17% due 05/15/29 (b)	AAA	41,064	41,130
Federal National Mortgage Assn. (b)(d)
4.34% due 08/25/07	AAA	73,930	74,116
3.61% due 05/25/08	AAA	41,839	41,377
4.66% due 10/25/08	AAA	150,881	151,938
4.27% due 03/25/09	AAA	107,161	107,443
			471,129
U.S. Government Agencies — Mortgage Backed Securities — 75.3%
Federal Home Loan Mortgage Corp.
6.00% due 06/01/08	AAA	19,912	20,212
4.00% due 05/15/18	AAA	23,608	23,518
5.50% due 09/01/18 (d)	AAA	135,538	137,556
4.50% due 03/01/19	AAA	53,743	52,665
4.50% due 04/01/19 (d)	AAA	569,533	558,106
4.50% due 07/01/19 (d)	AAA	97,115	95,166
5.00% due 07/01/19 (d)	AAA	21,673	21,624
5.50% due 07/01/19 (d)	AAA	12,993	13,187
5.00% due 04/01/20 (d)	AAA	360,957	360,128
5.00% due 07/01/20 (d)	AAA	176,629	176,224
4.50% due 09/01/20	AAA	160,000	156,733
7.00% due 03/01/32	AAA	39,981	41,780
6.50% due 08/01/32	AAA	2,349	2,418
7.00% due 11/01/32	AAA	41,950	43,835
5.00% due 04/01/34	AAA	199,379	195,423
4.38% due 02/01/35 (b)	AAA	66,654	66,166
5.00% due 08/01/35	AAA	555,001	543,311
5.00% due 09/01/35	AAA	415,000	406,259
Federal National Mortgage Assn.
6.63% due 11/15/10 (d)	AAA	173,000	189,170
4.74% due 04/01/15	AAA	120,000	118,664
5.16% due 04/01/15	AAA	60,000	61,128
5.50% due 04/01/17	AAA	21,751	22,079
6.50% due 07/01/30 (d)	AAA	124,596	128,685
6.00% due 09/01/32	AAA	7,702	7,833
3.91% due 11/01/34 (b)(d)	AAA	49,637	49,330
5.50% due 11/01/34 (d)	AAA	180,486	180,499
4.53% due 12/01/34 (b)(d)		58,961	58,500
4.58% due 06/01/35 (b)(d)	AAA	122,365	121,560
5.50% due 07/01/35	AAA	50,000	49,994
Federal National Mortgage Assn. TBA (c)
5.50% due 10/25/35	AAA	550,000	549,656
6.50% due 10/25/35	AAA	1,465,000	1,507,576
Government National Mortgage Assn.
7.00% due 02/15/31	AAA	2,388	2,512
Government National Mortgage Assn. TBA (c)
5.50% due 10/15/35	AAA	1,270,000	1,281,509
			7,243,006

U.S. Government Treasuries — 34.4%
U.S. Treasury Bonds (d)
5.25% due 02/15/29	AAA	548,000	597,384
U.S. Treasury Notes (d)
3.13% due 01/31/07	AAA	1,228,000	1,211,595
3.63% due 04/30/07	AAA	195,000	193,355
3.50% due 12/15/09	AAA	225,000	218,865
5.00% due 08/15/11	AAA	205,000	213,016
4.88% due 02/15/12	AAA	577,000	596,451
4.25% due 08/15/13	AAA	127,000	126,564
U.S. Treasury Strips (a)(d)
4.68% due 11/15/27	AAA	440,000	158,165
			3,315,395
Total U.S. Government Securities (Cost — $11,025,842)			11,029,530

Short-Term Securities — 19.1%
Discount Notes — 10.4%
Federal Farm Credit Bank
3.45% due 10/05/05 (a)		500,000	499,761
Federal Home Loan Bank
2.57% due 10/04/05 (a)		500,000	499,857
			999,618
Repurchase Agreement * — 8.7%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $838,977		838,734	838,734
Total Short-Term Securities (Cost — $1,838,400)			1,838,352
Total Investments — 133.7% (Cost — $12,864,242)			12,867,882
Other Liabilities in Excess of Assets — (33.7)%			(3,245,399)
Net Assets — 100%			$9,622,483

*                 The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement

(a)       Zero coupon security - rate disclosed is yield as of September 30, 2005.

(b)       Floating rate security - rate disclosed is as of September 30, 2005.

(c)        Dollar roll transaction.

(d)       All or portion of the security has been segregated to meet the Portfolio’s obligation for delayed delivery securities.

Glossary:

TBA – Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/MLIM Fixed-Income Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 95.9%
Consumer Discretionary — 4.6%
Multiline Retail — 4.6%
Target Corp.
6.35% due 01/15/11	A+	$250,000	$268,246
5.88% due 03/01/12	A+	350,000	370,585
Total Consumer Discretionary			638,831

Financials — 15.8%
Capital Markets — 2.5%
Goldman Sachs Group, Inc.
4.13% due 01/15/08	A+	350,000	346,467

Consumer Finance — 6.8%
American General Finance Corp.
5.38% due 10/01/12	A+	250,000	252,805
HSBC Finance Corp.
5.88% due 02/01/09	A	400,000	412,796
International Lease Finance Corp.
6.38% due 03/15/09	AA-	250,000	261,907
			927,508
Diversified Financial Services — 6.5%
CIT Group, Inc.
5.50% due 11/30/07	A	150,000	152,491
Citigroup, Inc.
4.88% due 05/07/15	A+	375,000	369,208
JPMorgan Chase & Co.
5.13% due 09/15/14	A	375,000	374,057
			895,756
Total Financials			2,169,731

Industrials — 2.4%
Industrial Conglomerates — 2.4%
General Electric Co.
5.00% due 02/01/13	AAA	325,000	327,701

Information Technology — 4.6%
Computers & Peripherals — 4.6%
International Business Machines Corp.
5.38% due 02/01/09	A+	250,000	256,319
4.75% due 11/29/12	A+	375,000	375,243
Total Information Technology			631,562

Materials — 3.0%
Metals & Mining — 3.0%
Alcoa, Inc.
5.38% due 01/15/13	A-	400,000	411,613

U.S. Government Securities — 65.5%
U.S. Government Agencies — 41.6%
Federal Home Loan Bank
5.13% due 03/06/06	AAA	250,000	251,142
Federal Home Loan Mortgage Corp.
5.13% due 07/15/12	AAA	350,000	360,135
5.50% due 12/01/17	AAA	189,885	192,736
Federal National Mortgage Assn.
6.63% due 10/15/07	AAA	240,000	250,251
3.25% due 01/15/08	AAA	400,000	389,796
5.25% due 01/15/09	AAA	350,000	358,082
6.50% due 06/01/16	AAA	20,644	21,353
6.50% due 06/01/17	AAA	7,796	8,064
6.00% due 07/01/17	AAA	15,648	16,099
6.00% due 09/01/17	AAA	121,832	125,341
5.50% due 11/01/17	AAA	312,848	317,559
5.00% due 02/01/18	AAA	242,801	242,329
5.00% due 11/01/18	AAA	711,214	709,832
5.50% due 02/01/19	AAA	331,843	337,066
7.00% due 05/01/32	AAA	192,175	201,162
6.50% due 08/01/32	AAA	207,980	214,408
6.00% due 11/01/32	AAA	75,319	76,597
6.00% due 01/01/33	AAA	228,955	232,841
6.00% due 03/01/33	AAA	187,162	190,339
6.00% due 11/01/33	AAA	531,707	540,680
6.50% due 12/01/33	AAA	241,061	248,115
Government National Mortgage Assn.
5.00% due 11/15/18	AAA	384,226	386,371
6.50% due 03/15/32	AAA	42,668	44,395
7.00% due 07/15/32	AAA	16,275	17,116
			5,731,809
U.S. Government Treasuries — 23.9%
U.S. Treasury Bonds
5.25% due 11/15/28	AAA	275,000	299,557
U.S. Treasury Notes
4.38% due 05/15/07	AAA	500,000	501,660
4.75% due 11/15/08	AAA	500,000	508,027
4.00% due 04/15/10	AAA	600,000	594,539
4.00% due 11/15/12	AAA	700,000	688,598
4.25% due 11/15/14	AAA	700,000	694,996
			3,287,377
Total U.S. Government Securities			9,019,186
Total Fixed Income Investments (Cost — $13,411,603)			13,198,624

Short-Term Securities — 2.5%
Repurchase Agreement * — 2.5%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $343,528 (Cost — $343,429)		343,429	343,429
Total Investments — 98.4% (Cost — $13,755,032)			13,542,053
Other Assets Less Liabilities — 1.6%			222,051
Net Assets — 100%			$13,764,104

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.7%
Consumer Discretionary — 4.6%
Automobiles — 0.3%
Honda Motor Co., Ltd., ADR	4,300	$122,120

Household Durables — 0.5%
Newell Rubbermaid, Inc.	9,337	211,483

Internet & Catalog Retail — 0.1%
Expedia, Inc. *	1,250	24,763
IAC/InterActiveCorp. *	1,250	31,687
		56,450
Media — 3.3%
Comcast Corp. (Class A Non-Voting) *	15,544	447,356
Tribune Co.	11,147	377,772
Walt Disney Co.	18,283	441,169
		1,266,297
Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc. (Class B)	1,764	144,083
Total Consumer Discretionary		1,800,433

Consumer Staples — 17.4%
Beverages — 2.9%
Coca-Cola Co. (The)	2,100	90,699
Diageo plc, ADR	7,304	423,705
PepsiCo, Inc.	10,697	606,627
		1,121,031
Food & Staples Retailing — 4.4%
CVS Corp.	13,300	385,833
Kroger Co. (The) *	34,000	700,060
Wal-Mart Stores, Inc.	14,000	613,480
		1,699,373
Food Products — 4.5%
Campbell Soup Co.	15,500	461,125
General Mills, Inc.	2,400	115,680
H.J. Heinz Co.	7,600	277,704
Kraft Foods, Inc. (Class A)	28,934	885,091
		1,739,600
Household Products — 3.8%
Clorox Co.	5,300	294,362
Kimberly-Clark Corp.	9,000	535,770
Procter & Gamble Co.	10,900	648,114
		1,478,246
Personal Products — 1.8%
Gillette Co. (The)	12,049	701,252
Total Consumer Staples		6,739,502

Energy — 9.1%
Energy Equipment & Services — 3.0%
Baker Hughes, Inc.	7,097	423,549
Schlumberger Ltd.	8,877	749,041
		1,172,590
Oil & Gas — 6.1%
El Paso Corp.	15,000	208,500
Exxon Mobil Corp.	33,644	2,137,740
		2,346,240
Total Energy		3,518,830

Financials — 11.5%
Capital Markets — 1.6%
Bank of New York Co., Inc. (The)	19,144	563,025
Morgan Stanley	700	37,758
		600,783
Commercial Banks — 2.3%
Bank of America Corp.	12,296	517,662
Marshall & Ilsley Corp.	3,500	152,285
PNC Financial Services Group, Inc.	1,400	81,228
Wachovia Corp.	3,102	147,624
		898,799

Diversified Financial Services — 3.4%
Citigroup, Inc.	11,724	533,677
JPMorgan Chase & Co.	19,153	649,861
Mitsubishi Tokyo Financial Group, Inc., ADR *	11,500	149,845
		1,333,383
Insurance — 3.1%
Aflac, Inc.	7,500	339,750
American International Group, Inc.	8,359	517,924
Hartford Financial Services Group, Inc.	4,415	340,705
		1,198,379
Mutual Funds — 1.1%
iShares MSCI Japan Index Fund	35,100	427,869
Total Financials		4,459,213

Health Care — 16.7%
Biotechnology — 0.9%
Biogen Idec, Inc. *	1,000	39,480
MedImmune, Inc. *	9,500	319,675
		359,155
Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	19,418	774,196
Guidant Corp.	1,200	82,668
Medtronic, Inc.	3,900	209,118
		1,065,982
Pharmaceuticals — 13.0%
Bristol-Myers Squibb Co.	11,896	286,218
GlaxoSmithKline plc, ADR	12,200	625,616
Johnson & Johnson	4,600	291,088
Merck & Co., Inc.	7,301	198,660
Novartis AG, ADR	17,622	898,722
Pfizer, Inc.	41,700	1,041,249
Schering-Plough Corp.	20,222	425,673
Teva Pharmaceutical Industries Ltd., ADR	9,500	317,490
Wyeth	20,994	971,392
		5,056,108
Total Health Care		6,481,245

Industrials — 15.4%
Aerospace & Defense — 3.0%
Boeing Co. (The)	1,200	81,540
General Dynamics Corp.	3,600	430,380
Honeywell International, Inc.	8,800	330,000
Raytheon Co.	8,800	334,576
		1,176,496
Air Freight & Logistics — 0.4%
United Parcel Service, Inc. (Class B)	2,000	138,260

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	11,466	328,042

Construction & Engineering — 0.8%
Fluor Corp.	4,900	315,462

Electrical Equipment — 1.5%
Emerson Electric Co.	8,067	579,211

Industrial Conglomerates — 2.0%
General Electric Co.	22,800	767,676

Machinery — 5.8%
Caterpillar, Inc.	9,042	531,218
Deere & Co.	10,706	655,207
Eaton Corp.	3,552	225,730
Pall Corp.	8,400	231,000
Parker Hannifin Corp.	9,413	605,350
		2,248,505
Road & Rail — 1.1%
Union Pacific Corp.	5,946	426,328
Total Industrials		5,979,980

Information Technology — 7.8%
Communications Equipment — 1.9%
Motorola, Inc.	33,273	735,001

Computers & Peripherals — 2.0%
EMC Corp.*	18,091	234,097
Hewlett-Packard Co.	18,600	543,120
		777,217
IT Services — 1.8%
Automatic Data Processing, Inc.	12,700	546,608
Electronic Data Systems Corp.	6,300	141,372
		687,980
Office Electronics — 0.4%
Xerox Corp. *	12,909	176,208

Software — 1.7%
BEA Systems, Inc. *	1,300	11,674
Microsoft Corp.	24,600	632,958
		644,632
Total Information Technology		3,021,038

Materials — 8.2%
Chemicals — 3.2%
E.l. Du Pont de Nemours & Co.	10,940	428,520
Monsanto Co.	4,536	284,634
Potash Corp. of Saskatchewan, Inc.	1,578	147,259
Praxair, Inc.	8,408	402,995
		1,263,408
Metals & Mining — 3.1%
Barrick Gold Corp.	16,100	467,705
Newmont Mining Corp.	15,559	733,918
		1,201,623
Paper & Forest Products — 1.9%
International Paper Co.	24,878	741,365
Total Materials		3,206,396

Telecommunication Services — 4.8%
Diversified Telecommunication Services — 4.8%
BellSouth Corp.	11,400	299,820
SBC Communications, Inc.	24,687	591,747
Sprint Corp.	15,000	356,700
Verizon Communications, Inc.	18,762	613,330
Total Telecommunication Services		1,861,597

Utilities — 1.2%
Electric Utilities — 1.2%
Ameren Corp.	1,900	101,631
PG&E Corp.	1,300	51,025
Progress Energy, Inc.	4,888	218,738
Southern Co. (The)	2,300	82,248
Total Utilities		453,642

Total Common Stocks (Cost — $34,988,570)		37,521,876

	Principal Amount
Short-Term Securities — 2.7%
Repurchase Agreement ** — 2.7%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $1,041,238 (Cost — $1,040,937)	$1,040,937	1,040,937
Total Investments — 99.4% (Cost — $36,029,507)		38,562,813
Other Assets Less Liabilities — 0.6%		219,349
Net Assets 100.0%		$38,782,162

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.7%
Consumer Discretionary — 11.7%
Hotels, Restaurants & Leisure — 3.2%
Marriott International, Inc. (Class A)	30,000	$1,890,000
MGM MIRAGE *	43,720	1,913,625
Starwood Hotels & Resorts Worldwide, Inc.	34,390	1,966,076
		5,769,701
Household Durables — 1.3%
D.R. Horton, Inc.	63,330	2,293,812

Media — 1.2%
McGraw-Hill Cos., Inc. (The)	46,820	2,249,233

Specialty Retail — 3.9%
Home Depot, Inc.	68,760	2,622,507
Sherwin-Williams Co. (The)	48,620	2,142,683
Tiffany & Co.	56,460	2,245,414
		7,010,604
Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc. *	57,980	1,818,253
Nike, Inc. (Class B)	25,450	2,078,756
		3,897,009
Total Consumer Discretionary		21,220,359

Consumer Staples — 2.8%
Food & Staples Retailing — 1.2%
Kroger Co. (The) *	107,680	2,217,131

Food Products — 1.6%
ConAgra Foods, Inc.	29,030	718,492
Wm. Wrigley Jr. Co.	29,570	2,125,492
		2,843,984
Total Consumer Staples		5,061,115

Energy — 10.6%
Energy Equipment & Services — 4.2%
Baker Hughes, Inc.	30,440	1,816,659
Halliburton Co.	29,930	2,050,804
Noble Corp.	27,990	1,916,195
Transocean, Inc. *	30,420	1,865,050
		7,648,708
Oil & Gas — 6.4%
Apache Corp.	24,670	1,855,678
Burlington Resources, Inc.	26,220	2,132,211
ConocoPhillips	26,810	1,874,287
Devon Energy Corp.	29,730	2,040,667
Marathon Oil Corp.	28,210	1,944,515
Occidental Petroleum Corp.	21,410	1,829,056
		11,676,414
Total Energy		19,325,122

Financials — 16.4%
Capital Markets — 2.6%
Goldman Sachs Group, Inc.	17,730	2,155,613
Lehman Brothers Holdings, Inc.	21,260	2,476,365
		4,631,978
Commercial Banks — 1.2%
PNC Financial Services Group, Inc.	37,000	2,146,740

Consumer Finance — 2.3%
American Express Co.	36,620	2,103,453
Capital One Financial Corp.	25,660	2,040,483
		4,143,936
Diversified Financial Services — 1.3%
CIT Group, Inc.	53,430	2,413,967

Insurance — 5.6%
Allstate Corp. (The)	38,630	2,135,853
Genworth Financial, Inc.	67,970	2,191,353
Hartford Financial Services Group, Inc.	27,010	2,084,362
Loews Corp.	17,050	1,575,590
Prudential Financial, Inc.	31,980	2,160,569
		10,147,727

Real Estate — 1.2%
Prologis	51,220	2,269,558

Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.	31,910	2,048,622
Washington Mutual, Inc.	49,950	1,959,039
		4,007,661
Total Financials		29,761,567

Health Care — 17.3%
Biotechnology — 4.3%
Amgen, Inc. *	40,620	3,236,196
Genentech, Inc. *	29,140	2,453,879
Genzyme Corp. *	29,080	2,083,291
		7,773,366
Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	53,270	2,123,875
CR Bard, Inc.	31,910	2,107,017
St. Jude Medical, Inc. *	49,910	2,335,788
		6,566,680
Health Care Providers & Services — 4.6%
Express Scripts, Inc. *	8,470	526,834
Triad Hospitals, Inc. *	50,390	2,281,155
UnitedHealth Group, Inc.	47,950	2,694,790
WellPoint, Inc. *	36,420	2,761,365
		8,264,144
Pharmaceuticals — 4.8%
Allergan, Inc.	24,560	2,250,187
Johnson & Johnson	31,080	1,966,742
Schering-Plough Corp.	107,380	2,260,349
Wyeth	49,420	2,286,664
		8,763,942
Total Health Care		31,368,132

Industrials — 12.4%
Aerospace & Defense — 5.0%
Boeing Co. (The)	39,760	2,701,692
Honeywell International, Inc.	55,520	2,082,000
Lockheed Martin Corp.	34,550	2,108,932
Raytheon Co.	55,650	2,115,813
		9,008,437
Commercial Services & Supplies — 1.3%
Robert Half International, Inc.	64,140	2,282,743

Electrical Equipment — 1.2%
Emerson Electric Co.	29,630	2,127,434

Industrial Conglomerates — 1.1%
Textron, Inc.	28,320	2,031,110

Machinery — 2.5%
Caterpillar, Inc.	42,920	2,521,550
Ingersoll-Rand Co., Ltd. (Class A)	55,490	2,121,383
		4,642,933
Road & Rail — 1.3%
Burlington Northern Santa Fe Corp.	39,830	2,381,834
Total Industrials		22,474,491

Information Technology — 16.4%
Communications Equipment — 5.1%
Cisco Systems, Inc. *	120,180	2,154,827
Corning, Inc. *	110,690	2,139,638
Harris Corp.	68,880	2,879,184
Motorola, Inc.	90,870	2,007,318
		9,180,967
Computers & Peripherals — 1.5%
Apple Computer, Inc. *	52,360	2,807,020

Semiconductors & Semiconductor Equipment — 5.4%
Broadcom Corp. (Class A) *	46,620	2,186,944
Intel Corp.	88,990	2,193,604
National Semiconductor Corp.	97,530	2,565,039
Texas Instruments, Inc.	85,100	2,884,890
		9,830,477
Software — 4.4%
Adobe Systems, Inc.	72,860	2,174,871
Autodesk, Inc.	13,250	615,330
Microsoft Corp.	120,250	3,094,032
Oracle Corp. *	171,950	2,130,461
		8,014,694
Total Information Technology		29,833,158

Materials — 2.9%
Metals & Mining — 2.9%
Peabody Energy Corp.	31,610	2,666,303
Phelps Dodge Corp.	19,850	2,579,111
Total Materials		5,245,414

Telecommunication Services — 2.6%
Diversified Telecommunication Services — 1.2%
Sprint Nextel Corp.	90,200	2,144,956

Wireless Telecommunication Services — 1.4%
NII Holdings, Inc. *	30,230	2,552,924
Total Telecommunication Services		4,697,880

Utilities — 2.6%
Electric Utilities — 1.4%
TXU Corp.	23,020	2,598,497

Multi-Utilities & Unregulated Power — 1.2%
Duke Energy Corp.	75,580	2,204,669
Total Utilities		4,803,166
Total Common Stocks (Cost — $146,051,908)		173,790,404

	Principal Amount
Short-Term Securities — 3.3%
Repurchase Agreement ** — 3.3%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $6,064,615 (Cost—$6,062,862)	$6,062,862	6,062,862
Total Investments — 99.0% (Cost — $152,114,770)		179,853,266
Other Assets Less Liabilities — 1.0%		1,823,909
Net Assets 100.0%		$181,677,175

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.5%
Consumer Discretionary — 19.3%
Auto Components — 1.1%
Dana Corp.	191,800	$1,804,838

Distributors — 2.1%
Genuine Parts Co.	80,900	3,470,610

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.*	62,300	2,339,988
Yum! Brands, Inc.	16,300	789,083
		3,129,071
Household Durables — 4.9%
American Greetings Corp. (Class A)	68,400	1,874,160
Leggett & Platt, Inc.	47,200	953,440
Newell Rubbermaid, Inc.	77,700	1,759,905
Snap-On, Inc.	74,300	2,683,716
Tupperware Corp.	46,300	1,054,714
		8,325,935
Media — 4.2%
Interpublic Group of Cos., Inc. *	254,991	2,968,095
R.H. Donnelley Corp. *	31,500	1,992,690
Westwood One, Inc.	103,600	2,060,604
		7,021,389
Multiline Retail — 1.3%
Federated Department Stores, Inc.	32,858	2,197,215

Specialty Retail — 2.7%
Foot Locker, Inc.	119,200	2,615,248
OfficeMax, Inc.	61,900	1,960,373
		4,575,621
Textiles, Apparel & Luxury Goods — 1.2%
Tommy Hilfiger Corp. *	120,400	2,088,940
Total Consumer Discretionary		32,613,619

Consumer Staples — 4.5%
Food & Staples Retailing — 1.6%
Kroger Co. (The) *	61,400	1,264,226
Safeway, Inc.	58,900	1,507,840
		2,772,066
Food Products — 2.9%
Archer-Daniels-Midland Co.	119,900	2,956,734
Dean Foods Co. *	45,100	1,752,586
TreeHouse Foods, Inc. *	7,040	189,235
		4,898,555
Total Consumer Staples		7,670,621

Energy — 6.8%
Energy Equipment & Services — 4.8%
GlobalSantaFe Corp.	77,200	3,521,864
Halliburton Co.	50,200	3,439,704
Pride International, Inc. *	41,600	1,186,016
		8,147,584
Oil & Gas — 2.0%
EOG Resources, Inc.	44,000	3,295,600
Total Energy		11,443,184

Financials — 13.7%
Insurance — 9.9%
ACE Ltd.	21,100	993,177
Conseco, Inc. *	102,100	2,155,331
Everest Re Group Ltd.	28,500	2,790,150
Genworth Financial, Inc.	55,100	1,776,424
Lincoln National Corp.	16,400	853,128
PartnerRe Ltd.	44,000	2,818,200
SAFECO Corp.	51,200	2,733,056
XL Capital Ltd. (Class A)	37,600	2,557,928
		16,677,394
Real Estate — 2.5%
Healthcare Realty Trust, Inc.	39,400	1,581,516
Host Marriott Corp.	159,200	2,690,480
		4,271,996

Thrifts & Mortgage Finance — 1.3%
PMI Group, Inc. (The)	54,400	2,168,928
Total Financials		23,118,318

Health Care — 7.2%
Health Care Equipment & Supplies — 1.7%
Bausch & Lomb, Inc.	35,200	2,839,936

Health Care Providers & Services — 2.0%
Aetna, Inc.	40,300	3,471,442

Pharmaceuticals — 3.5%
King Pharmaceuticals, Inc. *	229,400	3,528,172
Mylan Laboratories, Inc.	122,450	2,358,387
		5,886,559
Total Health Care		12,197,937

Industrials — 9.1%
Commercial Services & Supplies — 2.1%
R.R. Donnelley & Sons Co.	98,505	3,651,580

Electrical Equipment — 1.6%
Hubbell, Inc. (Class B)	56,400	2,646,852

Machinery — 3.9%
CNH Global NV	50,920	1,003,124
Cummins, Inc.	28,300	2,490,117
Timken Co.	102,400	3,034,112
		6,527,353
Trading Companies & Distributors — 1.5%
W.W. Grainger, Inc.	40,000	2,516,800
Total Industrials		15,342,585

Information Technology — 10.0%
Communications Equipment — 2.7%
ADC Telecommunications, Inc.*	55,100	1,259,586
Avaya, Inc. *	185,300	1,908,590
Tellabs, Inc. *	131,100	1,379,172
		4,547,348
IT Services — 2.7%
Computer Sciences Corp. *	32,300	1,528,113
Sabre Holdings Corp. (Class A)	148,300	3,007,524
		4,535,637
Software — 4.6%
Cadence Design Systems, Inc. *	182,000	2,941,120
McAfee, Inc. *	84,800	2,664,416
Sybase, Inc. *	91,800	2,149,956
		7,755,492
Total Information Technology		16,838,477

Materials — 16.3%
Chemicals — 8.3%
Chemtura Corp.	162,200	2,014,524
Eastman Chemical Co.	80,500	3,781,085
Monsanto Co.	43,200	2,710,800
Mosiac Co. (The) *	184,300	2,952,486
Potash Corp. of Saskatchewan, Inc.	26,926	2,512,734
		13,971,629
Containers & Packaging — 3.4%
Ball Corp.	76,500	2,810,610
Pactiv Corp. *	160,600	2,813,712
		5,624,322
Paper & Forest Products — 4.6%
Bowater, Inc.	63,900	1,806,453
Georgia-Pacific Corp.	103,026	3,509,066
MeadWestvaco Corp.	90,500	2,499,610
		7,815,129
Total Materials		27,411,080

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 2.1%
CenturyTel, Inc.	51,800	1,811,964
PanAmSat Holding Corp.	52,800	1,277,760
Qwest Communications International, Inc. *	108,900	446,490
Total Telecommunication Services		3,536,214

Utilities — 7.5%
Electric Utilities — 3.6%
Ameren Corp.	59,000	3,155,910
Northeast Utilities	110,100	2,196,495
Puget Energy, Inc.	32,000	751,360
		6,103,765
Gas Utilities — 2.3%
NiSource, Inc.	113,600	2,754,800
Southwest Gas Corp.	41,100	1,125,729
		3,880,529
Multi-Utilities & Unregulated Power — 1.6%
CMS Energy Corp. *	163,900	2,696,155
Total Utilities		12,680,449
Total Common Stocks (Cost — $123,727,355)		162,852,484

	Principal Amount
Short-Term Securities — 2.3%
Repurchase Agreement ** — 2.3%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $3,831,749 (Cost — $3,830,641)	$3,830,641	3,830,641
Total Investments — 98.8% (Cost — $127,557,996)		166,683,125
Other Assets Less Liabilities — 1.2%		1,950,691
Net Assets 100.0%		$168,633,816

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 94.6%
Consumer Discretionary — 12.4%
Auto Components — 0.5%
BorgWarner, Inc.	5,100	$287,946

Hotels, Restaurants & Leisure — 2.5%
Cheesecake Factory, Inc. (The) *	12,250	382,690
Hilton Hotels Corp.	22,000	491,040
International Game Technology	13,500	364,500
Starwood Hotels & Resorts Worldwide, Inc.	5,200	297,284
		1,535,514
Household Durables — 0.7%
Fortune Brands, Inc.	5,100	414,783

Internet & Catalog Retail — 1.2%
Blue Nile, Inc. *	22,100	699,244

Leisure Equipment & Products — 0.5%
SCP Pool Corp.	9,100	317,863

Media — 1.6%
EchoStar Communications Corp., (Class A)	9,900	292,743
Sirius Satellite Radio, Inc. *	46,200	302,610
XM Satellite Radio Holdings, Inc. (Class A) *	9,800	351,918
		947,271
Specialty Retail — 5.0%
Abercrombie & Fitch Co.	6,400	319,040
Bed Bath & Beyond, Inc. *	7,600	305,368
Chico’s FAS, Inc. *	17,380	639,584
Guitar Center, Inc. *	10,700	590,747
Michaels Stores, Inc.	10,200	337,212
TJX Cos., Inc.	13,700	280,576
Tractor Supply Co. *	12,500	570,625
		3,043,152
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. *	8,400	263,424
Total Consumer Discretionary		7,509,197

Consumer Staples — 6.2%
Beverages — 0.5%
Pepsi Bottling Group, Inc. (The)	9,800	279,790

Food & Staples Retailing — 0.5%
Whole Foods Market, Inc.	2,300	309,235

Food Products — 2.7%
Dean Foods Co. *	12,100	470,206
J.M. Smucker Co. (The)	12,700	616,458
McCormick & Co., Inc.	17,900	584,077
		1,670,741
Personal Products — 2.5%
NBTY, Inc. *	19,100	448,850
Nu Skin Enterprises, Inc. (Class A)	23,200	441,960
USANA Health Sciences, Inc. *	12,900	615,330
		1,506,140
Total Consumer Staples		3,765,906

Energy — 8.7%
Energy Equipment & Services — 3.9%
BJ Services Co.	17,800	640,622
Dril-Quip, Inc. *	16,200	777,600
Grant Prideco, Inc. *	8,000	325,200
Smith International, Inc.	18,400	612,904
		2,356,326
Oil & Gas — 4.8%
EOG Resources, Inc.	10,900	816,410
Noble Energy, Inc.	27,000	1,266,300
XTO Energy, Inc.	18,733	848,980
		2,931,690
Total Energy		5,288,016

Financials — 3.5%
Capital Markets — 1.3%
Legg Mason, Inc.	3,800	416,822
T. Rowe Price Group, Inc.	5,000	326,500
		743,322
Commercial Banks — 0.7%
Synovus Financial Corp.	15,800	437,976

Diversified Financial Services — 1.5%
Chicago Mercantile Exchange Holdings, Inc.	1,600	539,680
Moody’s Corp.	7,400	377,992
		917,672
Total Financials		2,098,970

Health Care — 20.6%
Biotechnology — 4.3%
Celgene Corp. *	5,800	315,056
Cubist Pharmaceuticals, Inc. *	6,100	131,394
Encysive Pharmaceuticals, Inc. *	14,600	171,988
Genomic Health, Inc. *	9,400	108,570
Gen-Probe, Inc. *	7,600	375,820
Martek Biosciences Corp. *	18,300	642,879
MedImmune, Inc. *	8,155	274,416
Panacos Pharmaceuticals, Inc. *	14,900	145,126
Pharmion Corp. *	7,500	163,575
Rigel Pharmaceuticals, Inc. *	7,100	168,767
Telik, Inc. *	7,200	117,792
		2,615,383
Health Care Equipment & Supplies — 3.4%
Advanced Neuromodulation Systems, Inc. *	5,500	261,030
Biomet, Inc.	5,700	197,847
CR Bard, Inc.	6,800	449,004
Henry Schein, Inc. *	7,100	302,602
Hologic, Inc.*	4,600	265,650
I-Flow Corp. *	21,400	293,394
Thermo Electron Corp. *	9,500	293,550
		2,063,077
Health Care Providers & Services — 7.8%
Andrx Corp. *	8,300	128,069
Caremark Rx, Inc. *	10,700	534,251
Cerner Corp. *	4,450	386,838
Coventry Health Care, Inc. *	5,700	490,314
Eclipsys Corp. *	20,900	372,856
Health Net, Inc. *	10,500	496,860
Humana, Inc. *	10,300	493,164
Laboratory Corp. of America Holdings *	10,800	526,068
LifePoint Hospitals, Inc. *	8,000	349,840
Matria Healthcare, Inc. *	11,900	449,225
Quest Diagnostics, Inc.	5,500	277,970
TriZetto Group, Inc. (The) *	15,400	217,448
		4,722,903
Pharmaceuticals — 5.1%
Allergan, Inc.	8,200	751,284
Conor Medsystems, Inc. *	11,500	270,250
Forest Laboratories, Inc. *	12,300	479,331
KV Pharmaceutical Co. (Class A) *	14,200	252,334
MGI Pharma, Inc. *	5,600	130,536
Sepracor, Inc. *	10,600	625,294
Shire Pharmaceuticals plc, ADR	7,700	284,823
Taro Pharmaceutical Industries Ltd. *	9,600	247,008
		3,040,860
Total Health Care		12,442,223

Industrials — 15.6%
Aerospace & Defense — 3.7%
Goodrich Corp.	13,500	598,590
Precision Castparts Corp.	20,200	1,072,620
Rockwell Collins, Inc.	11,900	575,008
		2,246,218
Airlines — 0.4%
Southwest Airlines Co.	17,700	262,845

Building Products — 1.3%
American Standard Cos., Inc.	16,600	772,730

Commercial Services & Supplies — 6.0%
Allied Waste Industries, Inc. *	130,700	1,104,415
Cintas Corp.	19,600	804,580
Corrections Corp. of America *	11,400	452,580
H & R Block, Inc.	10,400	249,392
Herman Miller, Inc.	33,000	999,900
		3,610,867
Construction & Engineering — 3.2%
Fluor Corp.	10,800	695,304
Jacobs Engineering Group, Inc.*	18,300	1,233,420
		1,928,724
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	5,100	269,790

Machinery — 0.6%
ITT Industries, Inc.	3,000	340,800
Total Industrials		9,431,974

Information Technology — 23.4%
Advertising — 1.1%
Marchex, Inc. (Class B) *	38,600	639,216

Communications Equipment — 0.3%
Scientific - Atlanta, Inc.	4,800	180,048

Computers & Peripherals — 2.2%
Avid Technology, Inc.*	6,600	273,240
Electronics for Imaging *	18,000	412,920
SanDisk Corp. *	7,600	366,700
Sun Microsystems, Inc. *	76,300	299,096
		1,351,956
Electronic Equipment & Instruments — 2.1%
Agilent Technologies, Inc. *	29,800	975,950
Cogent, Inc. *	12,600	299,250
		1,275,200

IT Services — 5.1%
Cognizant Technology Solutions Corp., (Class A) *	10,400	484,536
Fiserv, Inc. *	13,600	623,832
Global Payments, Inc.	4,600	357,512
Iron Mountain, Inc. *	6,600	242,220
Paychex, Inc.	23,400	867,672
Satyam Computer Services Ltd., ADR	16,000	483,520
		3,059,292
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Analogic Technologies, Inc. *	24,000	268,560
Advanced Micro Devices, Inc. *	30,600	771,120
Analog Devices, Inc.	13,200	490,248
Broadcom Corp. (Class A) *	17,300	811,543
KLA-Tencor Corp.	10,200	497,352
Linear Technology Corp.	20,100	755,559
Marvell Technology Group Ltd. *	9,100	419,601
Maxim Integrated Products, Inc.	11,200	477,680
National Semiconductor Corp.	20,000	526,000
Silicon Laboratories, Inc. *	14,300	434,577
		5,452,240
Software — 3.6%
Autodesk, Inc.	7,600	352,944
Citrix Systems, Inc. *	7,200	181,008
eResearchTechnology, Inc. *	20,700	293,733
Intuit, Inc. *	6,500	291,265
Mercury Interactive Corp. *	7,800	308,880
NAVTEQ Corp. *	12,100	604,395
Salesforce.com, Inc. *	7,400	171,088
		2,203,313
Total Information Technology		14,161,265

Materials — 1.8%
Chemicals — 1.1%
Ecolab, Inc.	21,700	692,881

Metals & Mining — 0.7%
Phelps Dodge Corp.	3,100	402,783
Total Materials		1,095,664

Telecommunication Services — 1.8%
Wireless Telecommunication Services — 1.8%
Alamosa Holdings, Inc. *	26,700	456,837
American Tower Corp. (Class A) *	13,200	329,340
NII Holdings, Inc. *	3,900	329,355
Total Telecommunication Services		1,115,532

Utilities — 0.6%
Multi-Utilities & Unregulated Power — 0.6%
AES Corp. (The) *	22,600	371,318

Total Common Stocks (Cost — $50,837,357)		57,280,065

	Principal Amount
Short-Term Securities — 6.9%
Repurchase Agreement ** — 6.9%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $4,190,355 (Cost — $4,189,144)	$4,189,144	4,189,144
Total Investments — 101.5% (Cost — $55,026,501)		61,469,209
Other Liabilities in Excess of Assets — (1.5)%		(912,716)
Net Assets 100.0%		$60,556,493

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.0%
Consumer Discretionary — 7.8%
Auto Components — 0.7%
ArvinMeritor, Inc.	45,100	$754,072

Hotels, Restaurants & Leisure — 3.6%
Bob Evans Farms, Inc.	44,300	1,006,053
CBRL Group, Inc.	32,200	1,083,852
CKE Restaurants, Inc.	54,800	722,264
Intrawest Corp.	44,000	1,201,200
		4,013,369
Leisure Equipment & Products — 0.9%
Sturm Ruger & Co., Inc.	113,300	1,042,360

Specialty Retail — 0.6%
Cato Corp. (The) (Class A)	34,950	696,554

Textiles, Apparel & Luxury Goods — 2.0%
Brown Shoe Co., Inc.	20,600	679,800
Kellwood Co.	33,600	868,560
Russell Corp.	51,500	723,060
		2,271,420
Total Consumer Discretionary		8,777,775

Consumer Staples — 9.9%
Food & Staples Retailing — 2.9%
Casey’s General Stores, Inc.	48,500	1,125,200
Ruddick Corp.	43,600	1,004,980
Weis Markets, Inc.	28,600	1,144,286
		3,274,466
Food Products — 5.1%
Chiquita Brands International, Inc.	41,200	1,151,540
Corn Products International, Inc.	54,800	1,105,316
Fresh Del Monte Produce, Inc.	43,700	1,189,514
Lancaster Colony Corp.	25,100	1,079,300
Sanderson Farms, Inc.	31,800	1,181,688
		5,707,358
Household Products — 1.0%
WD-40 Co.	43,900	1,163,789

Tobacco — 0.9%
Universal Corp.	25,800	1,001,814
Total Consumer Staples		11,147,427

Energy — 11.6%
Energy Equipment & Services — 1.2%
Tidewater, Inc.	26,800	1,304,356

Oil & Gas — 10.4%
Berry Petroleum Co. (Class A)	16,900	1,127,061
Cabot Oil & Gas Corp.	29,950	1,512,774
Holly Corp.	23,100	1,477,938
Penn Virginia Corp.	25,100	1,448,521
Range Resources Corp.	29,500	1,138,995
St. Mary Land & Exploration Co.	39,700	1,453,020
W&T Offshore, Inc.	34,800	1,128,564
Western Gas Resources, Inc.	26,200	1,342,226
World Fuel Services Corp.	34,100	1,106,545
		11,735,644
Total Energy		13,040,000

Financials — 18.6%
Commercial Banks — 5.1%
Amcore Financial, Inc.	38,100	1,189,101
BancorpSouth, Inc.	48,700	1,112,795
Old National Bancorp	51,210	1,086,676
Provident Bancshares Corp.	33,900	1,179,042
Susquehanna Bancshares, Inc.	47,400	1,139,496
		5,707,110

Diversified Financial Services — 0.6%
Advance America Cash Advance Centers, Inc.	50,600	670,450

Insurance — 4.9%
AmerUs Group Co.	20,400	1,170,348
Delphi Financial Group, Inc. (Class A)	22,800	1,067,040
Infinity Property & Casualty Corp.	31,900	1,119,371
LandAmerica Financial Group, Inc.	17,500	1,131,375
Scottish Re Group Ltd.	44,900	1,070,416
		5,558,550
Real Estate — 7.0%
CBL & Associates Properties, Inc.	28,300	1,160,017
Equity One, Inc.	50,900	1,183,425
First Industrial Realty Trust, Inc.	27,500	1,101,375
Healthcare Realty Trust, Inc.	30,300	1,216,242
HRPT Properties Trust	90,000	1,116,900
Nationwide Health Properties, Inc.	46,700	1,088,110
New Plan Excel Realty Trust	47,700	1,094,715
		7,960,784
Thrifts & Mortgage Finance — 1.0%
Washington Federal, Inc.	48,620	1,096,867
Total Financials		20,993,761

Health Care — 4.8%
Health Care Equipment & Supplies — 2.8%
Arrow International, Inc.	35,100	989,820
Invacare Corp.	27,300	1,137,591
West Pharmaceutical Services, Inc.	33,600	996,912
		3,124,323

Health Care Providers & Services — 1.0%
Owens & Minor, Inc.	40,900	1,200,415

Pharmaceuticals — 1.0%
Perrigo Co.	77,900	1,114,749
Total Health Care		5,439,487

Industrials — 22.5%
Aerospace & Defense — 1.9%
Cubic Corp.	55,900	957,008
Curtiss-Wright Corp.	19,400	1,197,174
		2,154,182
Building Products — 2.0%
Lennox International, Inc.	42,000	1,151,220
Universal Forest Products, Inc.	18,800	1,077,616
		2,228,836
Commercial Services & Supplies — 2.0%
Banta Corp.	22,300	1,134,847
Ennis, Inc.	66,900	1,123,920
		2,258,767
Electrical Equipment — 2.1%
Acuity Brands, Inc.	39,800	1,180,866
Regal-Beloit Corp.	36,300	1,177,572
		2,358,438
Industrial Conglomerates — 1.0%
Teleflex, Inc.	15,900	1,120,950

Machinery — 8.4%
Albany International Corp.	32,000	1,179,840
Barnes Group, Inc.	31,900	1,143,934
Crane Co.	38,500	1,144,990
Harsco Corp.	18,200	1,193,374
Kennametal, Inc.	25,300	1,240,712
Lincoln Electric Holdings, Inc.	32,600	1,284,440
Mueller Industries, Inc.	40,400	1,121,908
Valmont Industries, Inc.	39,800	1,168,528
		9,477,726
Marine — 3.2%
Frontline Ltd.	30,200	1,332,424
General Maritime Corp.	31,400	1,155,834
Teekay Shipping Corp.	26,300	1,132,215
		3,620,473
Road & Rail — 1.9%
Arkansas Best Corp.	32,500	1,133,275
Werner Enterprises, Inc.	62,200	1,075,438
		2,208,713
Total Industrials		25,428,085

Information Technology — 0.9%
Electronic Equipment & Instruments — 0.9%
Landauer, Inc.	21,600	1,058,400

Materials — 12.8%
Chemicals — 4.1%
Lubrizol Corp.	26,000	1,126,580
Methanex Corp.	72,900	1,084,023
RPM International, Inc.	63,500	1,168,400
Sensient Technologies Corp.	62,600	1,186,270
		4,565,273

Containers & Packaging — 0.8%
Rock-Tenn Co. (Class A)	60,900	919,590

Metals & Mining — 7.0%
Agnico-Eagle Mines, Ltd.	85,200	1,261,812
Arch Coal, Inc.	18,600	1,255,500
Commercial Metals Co.	43,900	1,481,186
IAMGOLD Corp.	151,000	1,111,360
IPSCO, Inc.	20,400	1,458,396
Massey Energy Co.	25,800	1,317,606
		7,885,860
Paper & Forest Products — 0.9%
Potlatch Corp.	20,300	1,058,036
Total Materials		14,428,759

Utilities — 10.1%
Electric Utilities — 2.0%
Cleco Corp.	48,300	1,138,914
Duquesne Light Holdings, Inc.	65,800	1,132,418
		2,271,332
Gas Utilities — 5.0%
Atmos Energy Corp.	39,000	1,101,750
Peoples Energy Corp.	28,300	1,114,454
Southwest Gas Corp.	43,300	1,185,987
UGI Corp.	38,900	1,095,035
WGL Holdings, Inc.	34,300	1,102,059
		5,599,285
Multi-Utilities & Unregulated Power — 3.1%
Energen Corp.	30,400	1,315,104
National Fuel Gas Co.	32,400	1,108,080
Vectren Corp.	39,900	1,131,165
		3,554,349
Total Utilities		11,424,966

Total Common Stocks (Cost — $92,535,978)		111,738,660

	Principal Amount
Short-Term Securities — 8.5%
Repurchase Agreement * — 8.5% Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $9,533,182 (Cost — $9,530,426)	$9,530,426	9,530,426
Total Investments — 107.5% (Cost — $102,066,404)		121,269,086
Other Liabilities in Excess of Assets — (7.5)%		(8,416,763)
Net Assets 100.0%		$112,852,323

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/JP Morgan Small Cap Growth Portfolio
Schedule of Investments as of September 30,2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.0%
Consumer Discretionary — 20.2%
Hotels, Restaurants & Leisure — 4.8%
California Pizza Kitchen, Inc. *	26,600	$777,784
Gaylord Entertainment Co. *	19,700	938,705
Orient Express Hotels Ltd.	24,700	701,974
Ruth’s Chris Steak House, Inc. *	15,700	288,566
Speedway Motorsports, Inc.	17,600	639,408
WMS Industries, Inc. *	24,150	679,339
		4,025,776

Household Durables — 1.3%
Champion Enterprises, Inc. *	76,300	1,127,714

Leisure Equipment & Products — 2.8%
K2, Inc. *	46,500	530,100
MarineMax, Inc.*	33,700	859,013
SCP Pool Corp.	27,400	957,082
		2,346,195

Media — 1.1%
Lions Gate Entertainment Corp. *	97,750	932,535

Specialty Retail — 6.9%
Aaron Rents, Inc.	42,300	894,645
Charming Shoppes, Inc. *	71,000	757,570
Children’s Place Retail Stores, Inc. (The) *	26,350	939,114
DSW, Inc. (Class A) *	20,650	437,780
GameStop Corp. (Class A) *	24,350	766,295
Guitar Center, Inc. *	10,000	552,100
New York & Co., Inc.*	35,700	585,480
Too, Inc. *	31,150	854,444
		5,787,428

Textiles, Apparel & Luxury Goods — 3.3%
Phillips - Van Heusen Corp.	18,700	580,074
Skechers U.S.A., Inc.*	24,400	399,428
Volcom, Inc. *	31,300	876,713
Warnaco Group, Inc. (The)*	41,150	901,597
		2,757,812
Total Consumer Discretionary		16,977,460

Consumer Staples — 0.5%
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	20,000	464,000

Energy — 8.3%
Energy Equipment & Services — 3.0%
Hornbeck Offshore Services, Inc. *	22,800	835,164
Superior Energy Services, Inc. *	38,650	892,428
Universal Compression Holdings, Inc. *	19,650	781,481
		2,509,073
Oil & Gas — 5.3%
Brigham Exploration Co.*	125,000	1,606,250
Newfield Exploration Co. *	21,000	1,031,100
Pioneer Drilling Co.*	44,900	876,448
Remington Oil & Gas Corp. *	23,550	977,325
		4,491,123
Total Energy		7,000,196

Financials — 9.6%
Capital Markets — 2.3%
Affiliated Managers Group *	8,900	644,538
Greenhill & Co., Inc.	9,200	383,548
National Financial Partners Corp.	19,800	893,772
		1,921,858

Commercial Banks — 3.7%
Columbia Banking System, Inc.	24,600	645,258
East-West Bancorp, Inc.	35,685	1,214,717
EuroBancshares, Inc.*	12,300	183,393
R-G Financial Corp. (Class B)	19,381	266,489
Texas Capital Bancshares, Inc. *	21,100	446,265
West Coast Bancorp/Oregon	14,292	357,300
		3,113,422

Diversified Financial Services — 1.1%
Marlin Business Services, Inc. *	40,600	935,424

Insurance — 2.5%
American Physicians Capital, Inc. *	18,200	894,166
Direct General Corp.	32,300	637,279
James River Group, Inc. *	7,400	130,240
ProAssurance Corp. *	9,200	429,364
		2,091,049
Total Financials		8,061,753

Health Care — 20.1%
Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc. *	17,050	471,944
Encysive Pharmaceuticals, Inc. *	34,650	408,177
Illumina, Inc. *	57,550	737,215
Keryx Biopharmaceuticals, Inc. *	14,850	234,036
Myogen, Inc. *	14,250	334,875
Myriad Genetics, Inc. *	20,700	452,502
Nabi Biopharmaceuticals *	28,400	372,040
Rigel Pharmaceuticals, Inc. *	20,650	490,851
Telik, Inc. *	17,500	286,300
United Therapeutics Corp. *	4,550	317,590
		4,105,530
Health Care Equipment & Supplies — 4.0%
Advanced Medical Optics, Inc. *	9,700	368,115
ArthroCare Corp. *	31,200	1,254,864
DJ Orthopedics, Inc. *	34,700	1,004,218
Kyphon, Inc. *	16,500	725,010
		3,352,207

Health Care Providers & Services — 7.8%
Amedisys, Inc. *	25,400	990,600
Chemed Corp.	23,100	1,001,154
Covance, Inc. *	19,500	935,805
Gentiva Health Services, Inc. *	32,750	593,430
Psychiatric Solutions, Inc. *	13,950	756,509
Sunrise Senior Living, Inc. *	5,450	363,733
Symbion, Inc.*	34,900	902,863
United Surgical Partners International, Inc.*	26,800	1,048,148
		6,592,242
Pharmaceuticals — 3.4%
Adolor Corp. *	47,350	505,698
Atherogenics, Inc. *	24,200	387,926
AVANIR Pharmaceuticals (Class A) *	113,300	350,097
Cypress Bioscience, Inc. *	35,000	189,350
Idenix Pharmaceuticals, Inc. *	16,443	412,719
Nastech Pharmaceutical Co., Inc. *	30,000	424,200
Theravance, Inc. *	25,850	543,884
		2,813,874
Total Health Care		16,863,853

Industrials — 9.5%
Aerospace & Defense — 1.5%
ARGON ST, Inc. *	27,850	817,119
Engineered Support Systems, Inc.	10,000	410,400
		1,227,519
Air Freight & Logistics — 0.8%
UTI Worldwide, Inc.	8,700	675,990

Airlines — 0.9%
Skywest, Inc.	29,550	792,531

Building Products — 0.9%
Simpson Manufacturing Co., Inc.	18,300	716,262

Commercial Services & Supplies — 3.1%
Educate, Inc. *	62,750	941,250
LECG Corp. *	35,850	824,550
Morningstar, Inc. *	27,300	873,600
		2,639,400

Electrical Equipment — 1.3%
General Cable Corp. *	62,600	1,051,680

Machinery — 1.0%
Oshkosh Truck Corp.	19,800	854,568
Total Industrials		7,957,950

Information Technology — 24.3%
Communications Equipment — 3.4%
Avocent Corp. *	28,700	908,068
Packeteer, Inc. *	36,550	458,703
Symmetricom, Inc. *	77,800	602,172
ViaSat, Inc. *	34,800	892,620
		2,861,563

Computers & Peripherals — 0.6%
Avid Technology, Inc.*	11,300	467,820

Electronic Equipment & Instruments — 1.3%
Aeroflex, Inc. *	69,800	653,328
Global Imaging Systems, Inc.*	12,600	429,030
		1,082,358
Internet Software & Services — 3.2%
Atheros Communications, Inc. *	76,150	743,224
Digitas, Inc. *	62,300	707,728
Equinix, Inc. *	16,100	670,565
WebEx Communications, Inc. *	24,150	591,917
		2,713,434
IT Services — 2.4%
Alliance Data Systems Corp. *	23,850	933,727
Sapient Corp. *	82,700	516,875
TALX Corp.	17,650	578,744
		2,029,346

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Analogic Technologies, Inc. *	22,100	247,299
ATMI, Inc.*	11,700	362,700
Cirrus Logic, Inc. *	55,300	419,727
Diodes, Inc. *	23,200	841,232
DSP Group, Inc. *	36,650	940,439
Mattson Technology, Inc. *	42,200	316,922
Microsemi Corp.*	33,000	842,820
PortalPlayer, Inc. *	23,100	633,633
SiRF Technology Holdings, Inc.*	15,200	457,976
Varian Semiconductor Equipment Associates, Inc. *	13,200	559,284
		5,622,032

Software — 6.7%
Epicor Software Corp. *	66,724	867,412
Hyperion Solutions Corp. *	20,700	1,007,055
Kronos, Inc. *	12,250	546,840
Progress Software Corp. *	20,600	654,462
SERENA Software, Inc. *	34,850	694,560
VeriFone, Inc. *	58,500	1,176,435
Verint Systems, Inc. *	17,000	695,980
		5,642,744
Total Information Technology		20,419,297

Materials — 5.0%
Construction Materials — 1.5%
Eagle Materials, Inc.	10,550	1,280,453

Metals & Mining — 3.5%
Allegheny Technologies, Inc.	30,300	938,694
Century Aluminum Co. *	23,553	529,471
Foundation Coal Holdings, Inc.	37,150	1,428,418
		2,896,583
Total Materials		4,177,036

Telecommunication Services — 0.5%
Wireless Telecommunication Services — 0.5%
Nextel Partners, Inc. (Class A) *	16,400	411,640

Total Common Stocks (Cost — $74,384,941)		82,333,185

	Principal Amount
Short-Term Securities — 3.4%
Discount Note — 3.4%
Federal National Mortgage Assn., 3.25%, due 10/03/05 (Cost — $2,829,489) **	$2,830,000	2,829,233
Total Investments — 101.4% (Cost — $77,214,430)		85,162,418
Other Liabilities in Excess of Assets — (1.4)%		(1,167,432)
Net Assets 100.0%		$83,994,986

*                 Non-income producing security.

**          Zero coupon security- rate disclosed is yield as of September 30, 2005.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Roszel/Delaware Trend Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.5%
Consumer Discretionary — 20.9%
Auto Components — 0.4%
Gentex Corp.	9,600	$167,040

Automobiles — 1.2%
Winnebago Industries, Inc.	18,100	524,357

Hotels, Restaurants & Leisure — 7.8%
Cheesecake Factory, Inc. (The) *	22,350	698,214
Four Seasons Hotels, Inc.	7,300	419,020
Kerzner International Ltd. *	8,000	444,400
P.F. Chang’s China Bistro, Inc. *	7,100	318,293
Ruth’s Chris Steak House, Inc. *	5,200	95,576
Sonic Corp. *	25,050	685,117
Wynn Resorts Ltd. *	13,800	623,070
		3,283,690
Media — 2.4%
Getty Images, Inc. *	11,700	1,006,668

Specialty Retail — 3.0%
PETsMART, Inc.	19,100	415,998
MSC Industrial Direct Co., Inc. (Class A)	23,200	769,544
Tractor Supply Co. *	2,000	91,300
		1,276,842
Textiles, Apparel & Luxury Goods — 6.1%
Carter’s, Inc. *	18,500	1,050,800
Coach, Inc. *	48,700	1,527,232
		2,578,032
Total Consumer Discretionary		8,836,629

Consumer Staples — 0.6%
Food Products — 0.6%
Peet’s Coffee & Tea, Inc. *	9,000	275,580

Energy — 1.2%
Energy Equipment & Services — 1.2%
CARBO Ceramics, Inc.	4,050	267,259
Hydril *	3,400	233,376
Total Energy		500,635

Financials — 9.9%
Capital Markets — 0.9%
Waddell & Reed Financial, Inc.	18,200	352,352

Commercial Banks — 2.3%
City National Corp.	8,600	602,774
UCBH Holdings, Inc.	20,900	382,888
		985,662
Insurance — 4.8%
Allmerica Financial Corp. *	10,600	436,084
Aspen Insurance Holdings Ltd.	9,400	277,770
Delphi Financial Group, Inc. (Class A)	9,350	437,580
IPC Holdings Ltd.	8,000	261,200
PartnerRe Ltd.	9,700	621,285
		2,033,919
Thrifts & Mortgage Finance — 1.9%
Sovereign Bancorp, Inc.	16,800	370,272
Webster Financial Corp.	9,400	422,624
		792,896
Total Financials		4,164,829

Health Care — 25.2%
Biotechnology — 10.1%
Digene Corp. *	15,300	436,050
Encysive Pharmaceuticals, Inc. *	55,500	653,790
Exelixis, Inc. *	29,100	223,197
Neurocrine Biosciences, Inc. *	9,900	486,981
Protein Design Labs, Inc. *	34,100	954,800
Telik, Inc. *	32,500	531,700
United Therapeutics Corp. *	14,100	984,180
		4,270,698

Health Care Equipment & Supplies — 6.0%
Align Technology, Inc. *	42,500	285,600
Conceptus, Inc. * (a)(b)	35,900	416,440
Cytyc Corp. *	21,400	574,590
Fisher Scientific International, Inc. *	11,100	688,755
Nektar Therapeutics, Inc. *	34,200	579,690
		2,545,075
Health Care Providers & Services — 1.3%
Advisory Board Co. (The) *	10,800	562,032

Pharmaceuticals — 7.8%
Amylin Pharmaceuticals, Inc. *	21,600	751,464
CV Therapeutics, Inc. *	16,400	438,700
First Horizon Pharmaceutical Corp. *	31,700	629,879
MGI Pharma, Inc. *	30,200	703,962
Par Pharmaceutical Cos., Inc. *	11,600	308,792
Progenics Pharmaceuticals, Inc. *	18,900	448,119
		3,280,916
Total Health Care		10,658,721

Industrials — 11.9%
Air Freight & Logistics — 3.6%
J.B. Hunt Transport Services, Inc.	34,400	653,944
UTI Worldwide, Inc.	11,000	854,700
		1,508,644
Commercial Services & Supplies — 7.1%
Bright Horizons Family Solutions, Inc. *	14,700	564,480
Monster Worldwide, Inc. *	27,000	829,170
Resources Connection, Inc. *	30,300	897,789
West Corp. *	18,600	695,454
		2,986,893
Machinery — 1.2%
Bucyrus International, Inc.	10,300	506,039
Total Industrials		5,001,576

Information Technology — 28.2%
Communications Equipment — 4.2%
Foundry Networks, Inc. *	41,300	524,510
Polycom, Inc. *	37,100	599,907
Tekelec *	31,700	664,115
		1,788,532

Electronic Equipment & Instruments — 3.1%
Mettler Toledo International, Inc. *	12,900	657,642
Paxar Corp. *	21,700	365,645
Vishay Intertechnology, Inc. *	26,500	316,675
		1,339,962
Internet Software & Services — 4.4%
Akamai Technologies, Inc. *	36,500	582,175
Avocent Corp. *	14,800	468,272
F5 Networks, Inc. *	8,500	369,495
Opsware, Inc. *	82,300	427,137
		1,847,079

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Analogic Technologies, Inc. *	1,000	11,190
Cymer, Inc. *	13,200	413,424
Fairchild Semiconductor International, Inc. (Class A) *	20,300	301,658
FormFactor, Inc. *	14,500	330,890
Integrated Device Technology, Inc. *	32,630	350,446
Micrel, Inc. *	34,700	389,681
Power Integrations, Inc. *	20,500	445,875
Semtech Corp. *	12,200	200,934
Silicon Image, Inc. *	28,901	256,930
		2,701,028
Software — 10.1%
American Reprographics Co. *	31,000	530,100
Hyperion Solutions Corp. *	17,800	865,970
Informatica Corp. *	4,700	56,494
Jack Henry & Associates, Inc.	28,100	545,140
Micromuse, Inc. *	13,513	106,483
RSA Security, Inc. *	37,000	470,270

Salesforce.com, Inc. *	27,500	635,800
Websense, Inc. *	13,400	686,214
Wind River Systems, Inc. *	28,300	365,919
		4,262,390
Total Information Technology		11,938,991

Materials — 1.6%
Chemicals — 0.9%
Rockwood Holdings, Inc. *	19,900	379,095

Construction Materials — 0.7%
AMCOL International Corp.	15,600	297,492
Total Materials		676,587

Total Common Stocks (Cost — $36,219,847)		42,053,548

	Principal Amount
Short-Term Securities — 1.6%
Repurchase Agreement ** — 1.6%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $665,286 (Cost — $665,094)	$665,094	665,094
Total Investments — 101.1% (Cost — $36,884,941)		42,718,642
Other Liabilities in Excess of Assets — (1.1)%		(448,619)
Net Assets 100.0%		$42,270,023

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Security valued at fair value.  At September 30, 2005, the Portfolio held $416,440 of fair valued securities, representing less than 0.1% of net assets.

(b)       Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

MLIG Variable Insurance Trust
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2005 (Unaudited)	(in U.S. dollars)

		Principal
	S&P Ratings	Amount	Value
Fixed Income Investments — 87.5%
Consumer Discretionary — 19.1%
Auto Components — 0.8%
Cooper Standard Auto
8.38% due 12/15/14	B	$75,000	$63,000
Dura Operating Corp., Series B
8.63% due 04/15/12	B-	25,000	22,250
Stanadyne Corp.
10.00% due 08/15/14	B-	25,000	24,750
			110,000
Automobiles — 0.8%
Ford Motor Credit Co.
7.38% due 10/28/09	BB+	125,000	120,743

Hotels, Restaurants & Leisure — 6.5%
Denny’s Corp.
10.00% due 10/01/12	CCC+	50,000	50,000
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	150,000	157,500
6.75% due 11/15/14	B-	25,000	24,188
Hilton Hotels Corp.
3.38% due 04/15/23 (b)	BBB-	50,000	57,062
International Game Technology
1.67% due 01/29/33 (b)(d)	BBB	75,000	47,625
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	95,875
Landry’s Restaurants, Inc., Series B
7.50% due 12/15/14	B	25,000	23,750
Loews Cineplex Entertainment Corp.
9.00% due 08/01/14	CCC+	100,000	97,250
MGM MIRAGE
6.75% due 09/01/12	BB	30,000	30,488
Premier Entertainment Biloxi LLC/Premier Finance
10.75% due 02/01/12	B-	25,000	22,531
Scientific Games Co.
6.25% due 12/15/12	B+	75,000	74,625
Starwood Hotels & Resorts Worldwide, Inc.
3.50% due 05/16/23 (b)	BB+	150,000	176,437
Station Casinos, Inc.
6.50% due 02/01/14	B+	75,000	75,000
Wynn Las Vegas Capital Corp.
6.63% due 12/01/14	B+	25,000	23,906
			956,237
Household Durables — 0.5%
Standard Pacific Corp.
7.00% due 08/15/15	BB	75,000	71,625

Leisure Equipment & Products — 0.7%
Hard Rock Hotel, Inc.
8.88% due 06/01/13	B	100,000	107,250

Media — 9.1%
Allbritton Communications Co.
7.75% due 12/15/12	B-	150,000	148,875
Block Communications, Inc.
9.25% due 04/15/09	B-	70,000	74,200
Carmike Cinemas, Inc.
7.50% due 02/15/14	CCC+	30,000	26,025
CCH I LLC
11.00% due 10/01/15 (c)	CCC-	34,000	33,150
Charter Communications Holdings LLC
10.00% due 04/01/09	CCC-	350	302
Charter Communications Holdings II LLC
10.25% due 09/15/10	CCC-	75,000	76,875
CSC Holdings, Inc., Series B
8.13% due 08/15/09	BB-	50,000	50,375
DirecTV Holdings Finance
6.38% due 06/15/15 (c)	BB-	25,000	24,813
Echostar DBS Corp.
6.38% due 10/01/11	BB-	75,000	74,344
Houghton Mifflin Co.
8.25% due 02/01/11	B-	150,000	154,875
Insight Communications Co., Inc.
0.00% due 02/15/11 (a)	CCC+	100,000	102,000
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B+	35,000	31,500
Liberty Media Corp.
3.25% due 03/15/31 (b)	BB+	200,000	155,000
Mediacom Broadband LLC
8.50% due 10/15/15 (c)	B	25,000	24,125
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/13	B	50,000	49,625
Sinclair Broadcast Group, Inc.
8.00% due 03/15/12	B	140,000	143,325
6.00% due 09/15/12 (b)	B-	125,000	109,375
Walt Disney Co.
2.13% due 04/15/23 (b)	A-	50,000	50,812
			1,329,596
Multiline Retail — 0.2%
Neiman Marcus Group, Inc.
9.00% due 10/15/15 (c)	B-	25,000	25,063

Textiles, Apparel & Luxury Goods — 0.5%
INVISTA
9.25% due 05/01/12 (c)	B+	65,000	70,687
Total Consumer Discretionary			2,791,201

Consumer Staples — 3.2%
Food & Staples Retailing — 0.7%
Stater Brothers Holdings
8.13% due 06/15/12	BB-	105,000	103,687

Food Products — 0.3%
Chiquita Brands International, Inc.
7.50% due 11/01/14	B-	50,000	47,125

Household Products — 1.5%
ACCO Brands Corp.
7.63% due 08/15/15 (c)	B	25,000	24,750
Playtex Products, Inc.
9.38% due 06/01/11	CCC+	45,000	46,969
Rayovac Corp.
8.50% due 10/01/13	B-	150,000	144,750
			216,469
Personal Products — 0.7%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B-	100,000	101,750
Total Consumer Staples			469,031

Energy — 10.4%
Energy Equipment & Services — 2.9%
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	51,250
Grant Prideco, Inc.
6.13% due 08/15/15 (c)	BB	25,000	25,250
Key Energy Services, Inc.
6.38% due 05/01/13	B-	75,000	74,625
Offshore Logistics, Inc.
6.13% due 06/15/13	BB	100,000	98,500
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% due 09/15/15 (c)	BB-	25,000	25,062
Schlumberger Ltd.
1.50% due 06/01/23 (b)	A+	50,000	61,625
Williams Cos., Inc.
7.88% due 09/01/21	B+	75,000	82,500
			418,812
Oil & Gas — 7.5%
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	60,000	63,000
6.25% due 01/15/18	BB	50,000	49,000
Clayton William Energy, Inc.
7.75% due 08/01/13 (c)	B-	25,000	24,438
Devon Energy Corp.
4.90% due 08/15/08 (b)	BBB	25,000	30,750
El Paso Corp.
7.00% due 05/15/11	B-	200,000	199,500
Exco Resources, Inc.
7.25% due 01/15/11	B	55,000	56,925
Ferrellgas Partners LP
6.75% due 05/01/14	B+	40,000	38,200
Hanover Compressor Co.
8.63% due 12/15/10	B	75,000	80,812
4.75% due 01/15/14 (b)	B	40,000	44,700
9.00% due 06/01/14	B	25,000	27,781
Hornbeck Offshore Services, Inc., Series B
6.13% due 12/01/14	BB-	70,000	69,475
Houston Exploration Co.
7.00% due 06/15/13	B+	150,000	153,000
KCS Energy, Inc.
7.13% due 04/01/12	B-	50,000	51,250
Kerr-McGee Corp.
6.95% due 07/01/24	BB+	35,000	36,267

Pogo Producing Co. (c)
6.63% due 03/15/15	B+	75,000	76,125
6.88% due 10/01/17	B+	25,000	25,344
Quicksilver Resources, Inc.
1.88% due 11/01/24 (b)	NR†	25,000	42,375
Range Resources Corp.
7.38% due 07/15/13	B	25,000	26,500
			1,095,442
Total Energy			1,514,254

Financials — 2.7%
Consumer Finance — 1.3%
General Motors Acceptance Corp.
7.25% due 03/02/11	BB	200,000	185,977

Diversified Financial Services — 1.4%
American Express Co.
1.85% due 12/01/33 (a)(b)	A+	50,000	52,750
Harvest Operations Corp.
7.88% due 10/15/11	B-	25,000	24,688
Morgan Stanley
1.00% due 03/30/12 (b)(c)	A+	40,000	40,950
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	92,000
			210,388
Total Financials			396,365

Health Care — 9.3%
Biotechnology — 0.9%
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB-	50,000	48,500
Celgene Corp.
1.75% due 06/01/08 (b)	NR†	15,000	34,294
Invitrogen Corp.
3.25% due 06/15/25 (b)(c)	NR†	50,000	51,500
			134,294
Health Care Equipment & Supplies — 2.0%
Advanced Medical Optics, Inc.
2.50% due 07/15/24 (b)	B	50,000	48,750
CDRV Investors, Inc.
0.00% due 01/01/15 (a)	B-	50,000	28,500
Fisher Scientific International, Inc.
2.50% due 10/01/23 (b)	BBB-	50,000	70,438
Medtronic, Inc., Series B
1.25% due 09/15/21 (b)	AA-	100,000	99,875
PerkinElmer, Inc.
8.88% due 01/15/13	BB-	40,000	43,800
			291,363
Health Care Providers & Services — 3.1%
AmeriPath, Inc.
10.50% due 04/01/13	B-	100,000	104,000
DaVita, Inc.
7.25% due 03/15/15	B	50,000	50,688
HCA, Inc.
6.38% due 01/15/15	BB+	40,000	39,574
HEALTHSOUTH Corp.
8.38% due 10/01/11	NR†	40,000	38,100

PacifiCare Health Systems
10.75% due 06/01/09	BBB-	6,000	6,495
Tenet Healthcare Corp.
7.38% due 02/01/13	B	75,000	71,062
9.88% due 07/01/14	B	50,000	52,250
9.25% due 02/01/15 (c)	B	25,000	25,250
Universal Health Services, Inc.
0.43% due 06/23/20 (b)	BBB	100,000	58,000
			445,419
Pharmaceuticals — 3.3%
Alpharma, Inc.
8.63% due 05/01/11	B-	135,000	139,050
Alza Corp.
0.95% due 07/28/20 (b)(d)	AAA	75,000	65,156
MGI Pharma, Inc.
1.68% due 03/02/24 (a)(b)	NR†	50,000	34,875
Mylan Labs, Inc.
6.38% due 08/15/15 (c)	BB+	50,000	50,062
Teva Pharmaceutical Finance NV
0.38% due 11/15/22 (b)	BBB	25,000	38,969
Warner Chilcott Corp.
8.75% due 02/01/15 (c)	CCC+	50,000	48,000
Watson Pharmaceuticals, Inc.
1.75% due 03/15/23 (b)	BBB-	100,000	101,625
			477,737
Total Health Care			1,348,813

Industrials — 11.8%
Aerospace & Defense — 3.2%
Armor Holdings, Inc.
8.25% due 08/15/13	B+	25,000	26,937
2.00% due 11/01/24 (a)(b)	B+	25,000	24,969
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	96,500
Esterline Technologies Corp.
7.75% due 06/15/13	B+	75,000	79,125
L-3 Communications Corp. (c)
6.38% due 10/15/15	BB+	25,000	25,188
3.00% due 08/01/35 (c)	BB+	25,000	25,563
Lockheed Martin Corp.
3.54% due 08/15/33 (b)(e)	BBB+	60,000	62,618
Moog, Inc.
6.25% due 01/15/15	B+	25,000	25,125
Raytheon Co.
4.85% due 01/15/11	BBB	100,000	99,755
			465,780
Building Products — 0.3%
Builders FirstSource, Inc.
8.04% due 02/15/12 (c)(e)	B	50,000	50,500

Commercial Services & Supplies — 3.4%
Allied Waste North America
6.13% due 02/15/14	BB-	100,000	93,500
Charles River Associates
2.88% due 06/15/34 (b)	NR†	45,000	56,419

Iron Mountain, Inc.
7.75% due 01/15/15	B	200,000	203,000
SFBC International, Inc.
2.25% due 08/15/24 (b)	B-	100,000	122,750
Williams Scotsman, Inc.
8.50% due 10/01/15 (c)	B	25,000	25,312
			500,981
Construction & Engineering — 1.2%
Fluor Corp.
1.50% due 02/15/24 (b)	BBB+	100,000	124,250
J. Ray McDermott SA
11.50% due 12/15/13 (c)	CCC+	40,000	45,800
			170,050
Industrial Conglomerates — 1.1%
J.B Poindexter & Co.
8.75% due 03/15/14	B-	45,000	40,950
Park-Ohio Industries, Inc.
8.38% due 11/15/14	CCC+	75,000	65,062
Tyco International Group SA
2.75% due 01/15/18 (b)	BBB+	45,000	55,294
			161,306
Machinery — 1.5%
Cummins, Inc.
9.50% due 12/01/10	BBB-	30,000	32,625
Dresser-Rand Group, Inc.
7.38% due 11/01/14 (c)	B-	22,000	22,825
Gardner Denver, Inc.
8.00% due 05/01/13 (c)	B	25,000	26,031
JLG Industries, Inc.
8.25% due 05/01/08	B+	25,000	26,375
Manitowoc Co., Inc. (The)
7.13% due 11/01/13	B+	100,000	103,500
			211,356
Road & Rail — 1.1%
CSX Corp.
0.58% due 10/30/21 (b)(d)	BBB	75,000	68,344
Union Pacific Corp.
3.63% due 06/01/10	BBB	100,000	94,705
			163,049
Total Industrials			1,723,022

Information Technology — 2.8%
Computers & Peripherals — 0.7%
EMC Corp.
4.50% due 04/01/07 (b)	BBB	100,000	103,000

IT Services — 1.2%
DST Systems, Inc., (Class A)
4.13% due 08/15/23 (b)	NR†	50,000	62,812
SunGard Data Systems, Inc. (c)
9.13% due 08/15/13	B-	50,000	51,812
10.25% due 08/15/15	B-	25,000	25,313
Unisys Corp.
8.00% due 10/15/12	BB-	25,000	24,563
			164,500

Semiconductors & Semiconductor Equipment — 0.9%
Cypress Semiconductor Corp.
1.25% due 06/15/08 (b)	B-	25,000	29,219
LSI Logic Corp.
4.00% due 05/15/10 (b)	B	100,000	105,500
			134,719
Total Information Technology			402,219

Materials — 9.9%
Chemicals — 3.1%
Crompton Corp.
9.88% due 08/01/12	BB+	50,000	56,937
Equistar Chemicals LP
7.55% due 02/15/26	BB-	25,000	23,969
Hercules, Inc.
6.75% due 10/15/29	B+	125,000	122,500
Huntsman LLC
11.50% due 07/15/12	B	27,000	30,848
IMC Global, Inc.
7.30% due 01/15/28	B+	25,000	25,688
Series B
11.25% due 06/01/11	BB	50,000	55,000
Nova Chemicals Corp.
6.50% due 01/15/12	BB+	25,000	24,281
PQ Corp.
7.50% due 02/15/13 (c)	B-	50,000	48,500
Rhodia SA
8.88% due 06/01/11	CCC+	40,000	37,800
Rockwood Specialties Group, Inc.
7.50% due 11/15/14 (c)	B-	30,000	29,100
			454,623
Containers & Packaging — 3.0%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	142,500
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13	B	65,000	58,500
Owens-Brockway
8.88% due 02/15/09	BB-	150,000	157,500
7.75% due 05/15/11	BB-	50,000	52,000
Stone Container Finance
7.38% due 07/15/14	B	40,000	35,600
			446,100
Metals & Mining — 1.3%
Allegheny Ludlum Corp.
6.95% due 12/15/25	B+	50,000	48,500
Novelis, Inc.
7.25% due 02/15/15 (c)	B	25,000	23,625
Placer Dome, Inc.
2.75% due 10/15/23 (b)	BBB+	100,000	111,750
			183,875
Paper & Forest Products — 2.5%
Ainsworth Lumber Co., Ltd.
7.25% due 10/01/12	B+	70,000	65,800
Bowater, Inc.
6.50% due 06/15/13	BB	50,000	46,625
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	150,000	142,500

Norske Skog Canada Ltd.
7.38% due 03/01/14	BB-	50,000	47,500
Tembec Industries, Inc.
7.75% due 03/15/12	CCC+	100,000	63,500
			365,925
Total Materials			1,450,523

Telecommunication Services — 5.7%
Diversified Telecommunication Services — 2.0%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	75,000	73,875
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B	175,000	173,687
Syniverse Technologies, Inc.
7.75% due 08/15/13 (c)	B	50,000	50,375
			297,937
Wireless Telecommunication Services — 3.7%
AirGate PCS, Inc.
9.38% due 09/01/09 (c)	CCC	25,000	26,250
Centennial Communications Corp.
10.13% due 06/15/13	CCC	75,000	84,375
Intelsat Bermuda Ltd.
8.25% due 01/15/13 (c)	B+	100,000	100,625
Nextel Communications, Inc., Series D
7.38% due 08/01/15	A-	60,000	64,234
Nextel Partners, Inc.
8.13% due 07/01/11	BB-	100,000	108,000
Rural Cellular Corp.
9.88% due 02/01/10	CCC	50,000	52,500
Triton PCS, Inc.
9.38% due 02/01/11	CCC-	25,000	20,500
UbiquiTel Operating Co.
9.88% due 03/01/11	CCC	70,000	77,700
			534,184
Total Telecommunication Services			832,121

U.S. Government Securities — 5.9%
U.S. Government Agencies — 5.9%
Federal National Mortgage Assn.
6.00% due 09/01/32	AAA	10,578	10,758
6.00% due 01/01/33	AAA	45,833	46,611
5.50% due 02/01/33	AAA	87,869	87,916
6.00% due 03/01/33	AAA	263,421	267,892
6.00% due 05/01/33	AAA	298,906	303,980
5.50% due 07/01/33	AAA	140,590	140,655
Total U.S. Government Securities			857,812

Utilities — 6.7%
Electric Utilities — 3.0%
Midwest Generation LLC
8.75% due 05/01/34	B	100,000	111,375
Nevada Power Co., Series L
5.88% due 01/15/15	BB	100,000	98,566
Texas Genco Financing Corp.
6.88% due 12/15/14 (c)	B	50,000	50,875
TXU Corp., Series P
5.55% due 11/15/14	BB+	25,000	23,733

Virginia Electric & Power Co.
4.50% due 12/15/10	BBB+	150,000	147,375
			431,924
Gas Utilities — 1.5%
MarkWest Energy Partners LP
6.88% due 11/01/14 (c)	B+	30,000	29,700
SEMCO Energy, Inc.
7.13% due 05/15/08	BB-	100,000	101,879
Suburban Propane Partners LP
6.88% due 12/15/13	B	100,000	91,000
			222,579
Multi-Utilities & Unregulated Power — 2.2%
Duke Energy Corp., Series B
5.38% due 01/01/09	BBB	100,000	101,671
Dynegy Holdings, Inc.
9.88% due 07/15/10 (c)	B-	100,000	109,000
6.88% due 04/01/11	CCC+	50,000	48,875
NRG Energy, Inc.
8.00% due 12/15/13	B	65,000	69,225
			328,771
Total Utilities			983,274

Total Fixed Income Investments (Cost — $12,878,991)			12,768,635

	Shares
Convertible Preferred Stocks — 8.7%
Consumer Discretionary — 0.5%
Automobiles — 0.2%
Ford Motor Co. Capital Trust II	1,000	36,450

Media — 0.3%
Interpublic Group of Cos., Inc., Series A	1,000	42,950
Total Consumer Discretionary		79,400

Consumer Staples — 1.7%
Beverages — 1.1%
Constellation Brands, Inc., Series A	4,000	156,240

Food & Staples Retailing — 0.6%
Albertson’s, Inc.	3,500	87,150
Total Consumer Staples		243,390

Energy — 2.7%
Oil & Gas — 2.7%
Chesapeake Energy Corp.	175	401,997

Financials — 1.0%
Commercial Banks — 0.4%
Marshall & Ilsley Corp.	2,000	54,040

Diversified Financial Services — 0.2%
Morgan Stanley (c)	380	26,684

Insurance — 0.4%
Chubb Corp.	2,000	65,300
Total Financials		146,024

Health Care — 0.7%
Pharmaceuticals — 0.7%
Schering-Plough Corp.	1,800	97,614

Utilities — 2.1%
Electric Utilities — 0.7%
PNM Resources, Inc.	2,000	104,160

Multi-Utilities & Unregulated Power — 1.4%
CMS Energy Corp., Series B	1,000	88,375
Williams Cos., Inc.	1,000	116,125
		204,500
Total Utilities		308,660
Total Convertible Preferred Stocks (Cost — $991,147)		1,277,085

Common Stocks — 0.2%
Information Technology — 0.2%
Communications Equipment — 0.2%
Avaya, Inc. *
(Cost — $42,610)	2,808	28,922

	Principal
	Amount
Short-Term Securities — 2.1%
Repurchase Agreement ** — 2.1%
Nomura Securities International, Inc., 3.47%, dated 09/30/05, due 10/03/05, total to be received $309,285 (Cost — $309,196)	$309,196	309,196
Total Investments — 98.5% (Cost — $14,221,944)		14,383,838
Other Assets Less Liabilities — 1.5%		213,581
Net Assets — 100%		$14,597,419

†                 Not rated by Standard & Poor’s Corporation or Moody’s Investor Service, Inc.

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005.

(b)       Convertible bond.

(c)        Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d)       Zero coupon security - rate disclosed is yield as of September 30, 2005.

(e)        Floating / Variable rate bond.  Rate disclosed is as of September 30, 2005.

MLIG Variable Insurance Trust

Notes to Schedule of Investments (Unaudited)

Valuation of investments—Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator (J.P. Morgan Investor Services Co.) if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust.  Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the New York Stock Exchange (“NYSE”).  The values of such securities are determined as of such times.  Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Portfolio’s net assets.  If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees.

As of September 30, 2005, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$8,074,684	$1,391,333	$(303,159)	$1,088,174
Roszel/Levin Large Cap Value Portfolio	3,401,614	270,058	(59,077)	210,981
Roszel/MLIM Relative Value Portfolio	11,553,924	2,472,982	(662,669)	1,810,313
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,654,840	99,454	(48,604)	50,850
Roszel/Alliance Large Cap Core Portfolio	1,927,598	190,019	(50,251)	139,768
Roszel/Loomis Sayles Large Cap Growth Portfolio	1,191,325	141,533	(7,380)	134,153
Roszel/Rittenhouse Large Cap Growth Portfolio	7,837,752	838,355	(216,418)	621,937
Roszel/Marsico Large Cap Growth Portfolio	4,172,272	310,229	(54,519)	255,710
Roszel/Kayne Anderson Rudnick Mid Cap Value Portfolio	3,072,578	204,610	(55,985)	148,625
Roszel/Franklin Mid Cap Growth Portfolio	2,481,561	392,928	(43,501)	349,427
Roszel/NWQ Small Cap Value Portfolio	4,919,813	1,460,054	(320,712)	1,139,342
Roszel/Delaware Small-Mid Cap Growth Portfolio	2,883,839	654,095	(96,490)	557,605
Roszel/Lazard International Portfolio	4,007,210	911,949	(1,289)	910,660
Roszel/William Blair International Portfolio	2,801,255	505,122	(19,788)	485,334
Roszel/Lord Abbett Government Securities Portfolio	12,874,420	50,381	(56,919)	(6,538)
Roszel/MLIM Fixed-Income Portfolio	13,755,032	18,288	(231,267)	(212,979)
Roszel/Lord Abbett Affiliated Portfolio	36,225,139	3,556,136	(1,218,462)	2,337,674
Roszel/Allianz CCM Capital Appreciation Portfolio	152,193,757	29,716,885	(2,057,376)	27,659,509
Roszel/Lord Abbett Mid Cap Value Portfolio	128,151,883	41,666,672	(3,135,430)	38,531,242
Roszel/Seligman Mid Cap Growth Portfolio	55,153,317	7,272,182	(956,290)	6,315,892
Roszel/Allianz NFJ Small Cap Value Portfolio	102,153,702	21,723,539	(2,608,155)	19,115,384
Roszel/JP Morgan Small Cap Growth Portfolio	77,216,548	11,142,209	(3,196,339)	7,945,870
Roszel/Delaware Trend Portfolio	36,910,906	7,572,581	(1,764,845)	5,807,736
Roszel/Lord Abbett Bond Debenture Portfolio	14,226,262	576,011	(418,435)	157,576

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Michael P. Cogswell
Michael P. Cogswell
President
November 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael P. Cogswell
Michael P. Cogswell
President
November 9, 2005

By:	/s/ Jerome J. Davies
Jerome J. Davies
Treasurer and Chief Financial Officer
November 9, 2005